UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2012

1.804853.108

CAI-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 70.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Automotive - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15	$ 8,420	$ 12,809
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	7,112	7,124
TOTAL CONVERTIBLE BONDS		19,933
Nonconvertible Bonds - 69.9%
Aerospace - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (h)	4,475	4,520
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,440
12% 11/1/14 pay-in-kind	3,952	3,666
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	4,532	4,827
7.125% 3/15/21	4,532	4,866
Sequa Corp. 13.5% 12/1/15 pay-in-kind (h)	15,587	16,522
		35,841
Air Transportation - 1.8%
Air Canada 9.25% 8/1/15 (h)	17,706	17,839
American Airlines, Inc. equipment trust certificate 13% 8/1/16	9,664	10,340
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	14,136	15,267
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	2,817	2,908
Continental Airlines, Inc. 7.25% 11/10/19	12,619	14,386
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	3,468	3,667
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	28,266	30,494
8.021% 8/10/22	13,202	13,483
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,815	8,381
8.028% 11/1/17	2,217	2,283
United Air Lines, Inc.:
9.875% 8/1/13 (h)	4,711	4,888
12% 11/1/13 (h)	9,363	9,761
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	$ 18,532	$ 21,172
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25	13,726	14,687
		169,556
Automotive - 3.4%
Accuride Corp. 9.5% 8/1/18	1,604	1,618
Affinia Group, Inc.:
9% 11/30/14	13,208	13,423
10.75% 8/15/16 (h)	1,666	1,787
ArvinMeritor, Inc. 10.625% 3/15/18	5,566	5,789
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	5,091
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,419
6.75% 2/15/21	4,038	4,341
Delphi Corp.:
5.875% 5/15/19	14,590	15,684
6.125% 5/15/21	14,115	15,403
Exide Technologies 8.625% 2/1/18	5,526	4,379
Ford Motor Co. 7.45% 7/16/31	5,070	6,293
Ford Motor Credit Co. LLC:
5.75% 2/1/21	10,070	10,976
5.875% 8/2/21	38,265	42,256
12% 5/15/15	34,469	42,614
General Motors Acceptance Corp. 8% 11/1/31	63,914	75,186
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	0
7.125% 7/15/13 (d)	3,954	0
7.2% 1/15/11 (d)	9,896	0
7.4% 9/1/25 (d)	1,235	0
7.7% 4/15/16 (d)	21,189	0
8.25% 7/15/23 (d)	11,961	0
8.375% 7/15/33 (d)	17,293	0
General Motors Financial Co., Inc. 6.75% 6/1/18	16,900	18,463
International Automotive Components Group SA 9.125% 6/1/18 (h)	14,445	13,723
Stoneridge, Inc. 9.5% 10/15/17 (h)	5,694	5,915
Tenneco, Inc.:
6.875% 12/15/20	15,510	16,731
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.: - continued
7.75% 8/15/18	$ 3,812	$ 4,126
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	12,030	12,752
		322,969
Banks & Thrifts - 3.8%
Ally Financial, Inc.:
3.6669% 2/11/14 (k)	19,315	19,484
5.5% 2/15/17	16,155	16,882
7.5% 9/15/20	67,660	78,908
8% 3/15/20	47,317	56,248
GMAC LLC:
6.75% 12/1/14	8,237	8,896
8% 11/1/31	146,276	174,800
Regions Financing Trust II 6.625% 5/15/47 (k)	10,140	9,887
		365,105
Broadcasting - 0.1%
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	9,476
Building Materials - 2.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	12,905	14,099
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (h)	6,055	5,359
9.875% 4/30/19 (h)	10,465	9,680
CEMEX Finance LLC 9.5% 12/14/16 (h)	51,200	50,816
CEMEX SA de CV:
5.4606% 9/30/15 (h)(k)	26,625	24,562
9% 1/11/18 (h)	36,590	34,029
General Cable Corp. 7.125% 4/1/17	2,449	2,522
HD Supply, Inc.:
8.125% 4/15/19 (h)	10,045	10,924
11% 4/15/20 (h)	23,090	25,168
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(j)(k)	2,575	2,665
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)	11,185	11,744
		191,568
Cable TV - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	28,370	30,711
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
6.625% 1/31/22	$ 17,645	$ 19,211
7.375% 6/1/20	12,500	13,875
7.875% 4/30/18	7,751	8,458
8.125% 4/30/20	18,473	20,874
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	24,606	26,513
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	10,938	12,114
DISH DBS Corp.:
5.875% 7/15/22 (h)	45,130	46,597
6.75% 6/1/21	25,875	28,301
EchoStar Communications Corp. 7.125% 2/1/16	43,061	47,367
		254,021
Capital Goods - 0.2%
Harbinger Group, Inc. 10.625% 11/15/15	6,512	6,919
Terex Corp. 10.875% 6/1/16	14,070	15,618
		22,537
Chemicals - 1.4%
Ferro Corp. 7.875% 8/15/18	10,602	9,966
INEOS Finance PLC:
7.5% 5/1/20 (h)	7,560	7,673
8.375% 2/15/19 (h)	7,045	7,230
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	13,625	11,990
LyondellBasell Industries NV:
5% 4/15/19	15,005	16,093
5.75% 4/15/24	15,005	16,918
6% 11/15/21	7,330	8,311
Momentive Performance Materials, Inc. 9% 1/15/21	31,335	22,875
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)	4,696	4,696
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)	8,112	8,639
PolyOne Corp. 7.375% 9/15/20	4,506	4,912
Solutia, Inc.:
7.875% 3/15/20	5,738	6,785
8.75% 11/1/17	3,121	3,558
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)	2,660	2,793
TPC Group LLC 8.25% 10/1/17	5,354	5,782
		138,221
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.6%
Easton-Bell Sports, Inc. 9.75% 12/1/16	$ 4,122	$ 4,503
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,470
Jarden Corp. 6.125% 11/15/22	7,850	8,439
NBTY, Inc. 9% 10/1/18	12,257	13,667
Prestige Brands, Inc. 8.125% 2/1/20 (h)	1,650	1,832
Reddy Ice Corp. 11.25% 3/15/15	6,974	6,765
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,385
Sealy Mattress Co. 10.875% 4/15/16 (h)	3,668	3,971
		55,032
Containers - 2.3%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	11,222	10,212
Berry Plastics Holding Corp. 4.3429% 9/15/14 (k)	1,765	1,743
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)	6,581	6,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	4,335	4,443
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	1,936
7.5% 12/15/96	12,871	10,876
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21	15,185	16,172
7.125% 4/15/19	10,137	10,771
7.875% 8/15/19	17,000	18,743
8.25% 2/15/21	56,871	55,876
8.5% 5/15/18 (e)	1,070	1,078
9.75% 4/15/19	35,660	36,284
9.875% 8/15/19 (h)	7,440	7,886
9.875% 8/15/19	25,000	26,500
Rock-Tenn Co.:
4.45% 3/1/19 (h)	3,175	3,345
4.9% 3/1/22 (h)	2,965	3,151
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	9,040	9,356
		224,872
Diversified Financial Services - 8.7%
Aircastle Ltd.:
6.75% 4/15/17	14,115	14,821
7.625% 4/15/20	7,830	8,378
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Aircastle Ltd.: - continued
9.75% 8/1/18	$ 4,528	$ 5,117
CIT Group, Inc.:
4.25% 8/15/17	21,795	21,795
5% 5/15/17	25,045	26,047
5% 8/15/22	17,330	17,330
5.25% 3/15/18	25,000	26,469
5.375% 5/15/20	21,665	22,694
5.5% 2/15/19 (h)	76,100	80,286
Eileme 2 AB 11.625% 1/31/20 (h)	20,050	21,253
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	19,921	20,942
8% 1/15/18	77,111	81,930
8% 1/15/18 (h)	7,940	8,416
INEOS Finance PLC 9% 5/15/15 (h)	7,086	7,476
International Lease Finance Corp.:
5.75% 5/15/16	29,150	30,170
5.875% 4/1/19	75,675	78,685
6.25% 5/15/19	59,200	62,234
6.75% 9/1/16 (h)	11,300	12,374
7.125% 9/1/18 (h)	40,123	45,439
8.25% 12/15/20	31,112	36,401
8.625% 9/15/15	20,809	23,462
8.625% 1/15/22	62,425	75,101
8.75% 3/15/17	46,238	53,752
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	9,516	1,665
SLM Corp.:
6% 1/25/17	19,625	20,557
7.25% 1/25/22	10,290	11,010
8% 3/25/20	15,115	16,967
		830,771
Diversified Media - 0.8%
Checkout Holding Corp. 0% 11/15/15 (h)	7,954	3,997
Liberty Media Corp.:
8.25% 2/1/30	14,848	15,368
8.5% 7/15/29	9,940	10,387
MDC Partners, Inc. 11% 11/1/16	2,375	2,553
WMG Acquisition Corp. 11.5% 10/1/18	38,530	41,805
		74,110
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 6.2%
Atlantic Power Corp. 9% 11/15/18 (h)	$ 21,010	$ 21,903
Calpine Corp. 7.875% 1/15/23 (h)	68,734	78,013
Energy Future Holdings Corp.:
10% 1/15/20	27,969	30,137
10.875% 11/1/17	7,994	6,995
12% 11/1/17 pay-in-kind (k)	139	118
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	113,882	125,555
11% 10/1/21	77,278	74,187
11.75% 3/1/22 (h)	55,930	57,888
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	11,665	12,482
9.375% 5/1/20 (h)	48,555	52,318
GenOn Energy, Inc.:
9.5% 10/15/18	6,575	7,249
9.875% 10/15/20	24,780	27,134
InterGen NV 9% 6/30/17 (h)	3,970	3,861
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	8,997
Puget Energy, Inc. 5.625% 7/15/22 (h)	7,775	8,193
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (h)	33,475	24,772
TXU Corp.:
5.55% 11/15/14	4,130	2,994
6.5% 11/15/24	32,545	16,191
6.55% 11/15/34	75,888	36,237
		595,224
Energy - 7.4%
ATP Oil & Gas Corp. 11.875% 5/1/15	21,830	8,405
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,539
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (h)	8,035	8,035
Berry Petroleum Co. 10.25% 6/1/14	6,231	6,979
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	9,780	10,073
9.625% 8/1/20 (h)	10,080	10,634
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	14,386
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chaparral Energy, Inc. 9.875% 10/1/20	$ 4,495	$ 5,079
Clayton Williams Energy, Inc. 7.75% 4/1/19	14,004	13,864
Concho Resources, Inc.:
6.5% 1/15/22	16,925	17,983
7% 1/15/21	7,134	7,812
Continental Resources, Inc. 8.25% 10/1/19	2,525	2,853
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	6,120	6,212
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	13,778
Denbury Resources, Inc.:
8.25% 2/15/20	10,371	11,641
9.75% 3/1/16	4,608	5,011
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	13,723
Edgen Murray Corp. 12.25% 1/15/15	22,209	22,542
Energy Partners Ltd. 8.25% 2/15/18	17,853	17,764
Energy Transfer Equity LP 7.5% 10/15/20	25,052	28,622
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	35,009
Forbes Energy Services Ltd. 9% 6/15/19	10,305	9,841
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	8,857
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	8,892	9,292
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	10,284	11,210
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21	11,367	11,680
Laredo Pete, Inc. 7.375% 5/1/22 (h)	12,325	12,880
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21	27,475	28,849
8.625% 4/15/20	26,385	28,628
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	4,586	4,884
MRC Global, Inc. 9.5% 12/15/16	10,573	11,445
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,552
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17	11,238	12,221
Offshore Group Investment Ltd. 11.5% 8/1/15	14,715	16,113
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (h)	11,640	10,243
Oil States International, Inc. 6.5% 6/1/19	10,615	11,172
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	19,835	20,728
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)	14,310	14,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Petroleum Development Corp. 12% 2/15/18	$ 16,014	$ 16,975
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,440
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,605
Pride International, Inc. 6.875% 8/15/20	7,810	9,804
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (h)	8,470	8,555
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,210
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	29,557
8% 3/1/32	13,025	18,132
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,071
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,064
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21	7,214	7,611
11.25% 7/15/17	11,884	13,459
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	9,293
7.625% 4/1/37	5,445	7,296
8.375% 6/15/32	4,458	6,150
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	4,031	4,303
Venoco, Inc.:
8.875% 2/15/19	19,394	17,309
11.5% 10/1/17	14,008	14,743
WPX Energy, Inc. 6% 1/15/22	16,060	16,502
		710,000
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	6,124	6,813
Environmental - 0.3%
Casella Waste Systems, Inc.:
7.75% 2/15/19	3,011	2,966
11% 7/15/14	4,210	4,421
Clean Harbors, Inc. 5.25% 8/1/20 (h)	7,105	7,327
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,336
Darling International, Inc. 8.5% 12/15/18	2,810	3,175
		31,225
Food & Drug Retail - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	12,122	13,061
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
8% 8/15/20	$ 10,701	$ 11,985
9.25% 3/15/20	28,070	28,210
9.75% 6/12/16	1,451	1,603
10.25% 10/15/19	4,488	5,027
		59,886
Food/Beverage/Tobacco - 0.8%
Dean Foods Co. 9.75% 12/15/18	18,112	19,878
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (h)	7,110	7,057
11.625% 5/1/14	14,307	16,327
Leiner Health Products, Inc. 11% 6/1/49 (d)	2,870	0
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,277
Smithfield Foods, Inc.:
6.625% 8/15/22 (j)	9,850	10,232
10% 7/15/14	15,484	18,232
		77,003
Gaming - 1.7%
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	32,815	32,897
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	3,250	3,339
MCE Finance Ltd. 10.25% 5/15/18	20,155	22,826
MGM Mirage, Inc. 10.375% 5/15/14	4,312	4,894
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(k)	7,221	4,766
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	16,918	17,002
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	6,103	4,638
Station Casinos LLC 3.66% 6/18/18 (e)(h)	43,735	33,457
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	1,605	1,689
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	4,031	1,532
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	29,768	33,042
		160,082
Healthcare - 6.6%
Community Health Systems, Inc. 7.125% 7/15/20	10,245	10,732
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	11,949	12,487
CRC Health Group, Inc. 10.75% 2/1/16	5,621	4,904
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
DaVita, Inc.:
6.375% 11/1/18	$ 10,985	$ 11,644
6.625% 11/1/20	9,505	10,099
Emergency Medical Services Corp. 8.125% 6/1/19	17,150	18,243
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	12,614
Grifols, Inc. 8.25% 2/1/18	12,699	13,937
HCA Holdings, Inc. 7.75% 5/15/21	198,397	216,245
HCA, Inc.:
7.5% 2/15/22	3,150	3,536
8% 10/1/18	3,150	3,615
Health Management Associates, Inc. 7.375% 1/15/20 (h)	6,815	7,360
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	36,620	35,613
InVentiv Health, Inc. 10% 8/15/18 (h)	2,237	1,812
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	8,815	9,741
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (h)	20,000	20,850
12.5% 11/1/19 (h)	20,290	18,565
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	21,720	23,132
Mylan, Inc.:
6% 11/15/18 (h)	27,014	28,870
7.625% 7/15/17 (h)	10,240	11,424
7.875% 7/15/20 (h)	18,477	21,018
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	22,677
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,392
Radiation Therapy Services, Inc. 8.875% 1/15/17	8,415	7,868
ResCare, Inc. 10.75% 1/15/19	6,775	7,453
Rotech Healthcare, Inc. 10.5% 3/15/18	6,732	3,703
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	2,924	3,158
8.125% 11/1/18 (h)	7,075	7,623
Tenet Healthcare Corp. 6.25% 11/1/18	17,260	18,706
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)	9,085	9,653
UHS Escrow Corp. 7% 10/1/18	2,503	2,694
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)	24,534	24,841
6.875% 12/1/18 (h)	3,960	4,183
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	$ 11,189	$ 11,637
Vanguard Health Systems, Inc. 0% 2/1/16	535	369
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	9,030	8,849
		634,247
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	13,613	14,618
Realogy Corp.:
7.625% 1/15/20 (h)	13,580	14,547
7.875% 2/15/19 (h)	17,423	17,554
9% 1/15/20 (h)	11,160	11,690
11.5% 4/15/17	605	603
12% 4/15/17	10,344	10,137
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,301
8.375% 1/15/21	10,900	12,208
Taylor Morrison Community Monarch 7.75% 4/15/20 (h)	7,995	8,435
		96,093
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,232
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (h)	7,320	7,887
USI Holdings Corp. 4.3419% 11/15/14 (h)(k)	2,554	2,401
		10,288
Leisure - 0.5%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	7,298	8,210
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	15,517	16,467
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	13,095
NCL Corp. Ltd. 9.5% 11/15/18	3,549	3,877
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)	3,048	3,200
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	1,855	1,934
		46,783
Metals/Mining - 2.3%
Aleris International, Inc.:
6% 6/1/20 (h)	151	300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Aleris International, Inc.: - continued
9% 12/15/14 pay-in-kind (d)(k)	$ 12,670	$ 0
Alpha Natural Resources, Inc.:
6% 6/1/19	5,730	4,985
6.25% 6/1/21	2,540	2,184
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	13,365	13,265
6.375% 2/1/16 (h)	18,097	18,142
6.875% 2/1/18 (h)	39,317	39,710
6.875% 4/1/22 (h)	41,000	40,693
7% 11/1/15 (h)	44,325	45,154
8.25% 11/1/19 (h)	33,275	34,939
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)	6,027	3,993
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)	3,145	2,272
New Gold, Inc. 7% 4/15/20 (h)	2,565	2,693
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	8,460	8,545
SunCoke Energy, Inc. 7.625% 8/1/19	3,510	3,475
		220,350
Paper - 0.8%
AbitibiBowater, Inc. 10.25% 10/15/18	31,735	35,623
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,229
Glatfelter 7.125% 5/1/16	1,754	1,793
NewPage Corp.:
6.7159% 5/1/49 (d)(k)	6,337	285
11.375% 12/31/14 (d)	13,642	9,208
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)	5,480	5,617
8.375% 6/15/19 (h)	7,405	7,590
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (h)	14,885	15,257
		78,602
Publishing/Printing - 0.2%
American Reprographics Co. 10.5% 12/15/16	11,245	11,357
Sheridan Group, Inc. 12.5% 4/15/14	8,272	6,866
		18,223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21	$ 6,895	$ 7,688
12.5% 4/1/16	4,787	5,397
		13,085
Restaurants - 0.1%
Wok Acquisition Corp. 10.25% 6/30/20 (h)	5,405	5,662
Services - 0.6%
Garda World Security Corp. 9.75% 3/15/17 (h)	5,964	6,285
MediMedia USA, Inc. 11.375% 11/15/14 (h)	2,763	2,542
ServiceMaster Co. 8% 2/15/20	6,260	6,941
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,336
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,816
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(k)	6,270	6,772
United Rentals North America, Inc. 8.375% 9/15/20	17,041	17,978
		55,670
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (h)	7,473	7,921
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	5,900
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	12,249	10,595
8.875% 11/1/17	8,029	8,109
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	3,665	3,335
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	7,295	7,514
Swift Services Holdings, Inc. 10% 11/15/18	21,403	23,276
Teekay Corp. 8.5% 1/15/20	10,097	10,349
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	5,604
Western Express, Inc. 12.5% 4/15/15 (h)	15,667	9,674
		92,277
Steel - 0.0%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,164
RathGibson, Inc. 11.25% 2/15/14 (d)	10,935	0
		5,164
Super Retail - 0.7%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc. 8.875% 3/15/19	$ 4,747	$ 3,999
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (h)(j)	7,700	7,642
Limited Brands, Inc. 5.625% 2/15/22	17,280	18,144
Office Depot, Inc. 9.75% 3/15/19 (h)	7,865	7,432
Sally Holdings LLC 6.875% 11/15/19	7,585	8,419
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,642
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)	7,625	7,854
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,346	2,522
		65,502
Technology - 3.1%
Avaya, Inc.:
9.75% 11/1/15	16,980	13,287
10.125% 11/1/15 pay-in-kind (k)	11,320	8,801
Brocade Communications Systems, Inc. 6.625% 1/15/18	3,103	3,243
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)	3,942	4,297
Ceridian Corp.:
8.875% 7/15/19 (h)	8,670	9,125
11.25% 11/15/15	16,592	16,260
Fidelity National Information Services, Inc. 7.875% 7/15/20	9,750	10,993
First Data Corp. 7.375% 6/15/19 (h)	13,565	14,158
Freescale Semiconductor, Inc.:
8.05% 2/1/20	8,530	8,274
10.75% 8/1/20	9,630	10,256
Jabil Circuit, Inc. 4.7% 9/15/22	9,820	9,819
Lucent Technologies, Inc.:
6.45% 3/15/29	62,484	35,616
6.5% 1/15/28	23,186	13,216
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)	13,557	15,523
Open Solutions, Inc. 9.75% 2/1/15 (h)	2,975	2,618
Seagate HDD Cayman:
7% 11/1/21	17,475	18,982
7.75% 12/15/18	9,234	10,180
Sensata Technologies BV 6.5% 5/15/19 (h)	14,750	15,414
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	1,083
Unisys Corp.:
12.5% 1/15/16	8,118	8,646
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Unisys Corp.: - continued
12.75% 10/15/14 (h)	$ 718	$ 775
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	50,815	52,212
13.375% 10/15/19 (h)	17,525	17,262
		300,040
Telecommunications - 7.3%
Citizens Communications Co.:
7.875% 1/15/27	9,275	8,324
9% 8/15/31	13,178	12,980
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)	13,868	13,105
14.75% 12/1/16 (h)	8,445	8,508
Clearwire Escrow Corp. 12% 12/1/15 (h)	22,637	21,279
Consolidated Communications, Inc. 10.875% 6/1/20 (h)	4,930	5,275
Cricket Communications, Inc. 7.75% 10/15/20	20,550	19,625
Digicel Group Ltd.:
7% 2/15/20 (h)	2,110	2,068
8.25% 9/1/17 (h)	5,913	6,194
8.875% 1/15/15 (h)	71,826	72,903
9.125% 1/15/15 pay-in-kind (h)(k)	36,551	37,099
10.5% 4/15/18 (h)	74,384	79,405
12% 4/1/14 (h)	25,183	27,890
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	10,145	9,536
Frontier Communications Corp.:
8.5% 4/15/20	26,838	29,119
8.75% 4/15/22	7,663	8,199
Intelsat Jackson Holdings SA:
7.25% 4/1/19	30,640	32,785
7.25% 10/15/20 (h)	32,030	34,032
7.5% 4/1/21	57,680	62,006
8.5% 11/1/19	11,979	13,267
j2 Global, Inc. 8% 8/1/20 (h)	7,245	7,317
Level 3 Communications, Inc. 8.875% 6/1/19 (h)(j)	3,435	3,512
NII Capital Corp. 7.625% 4/1/21	15,945	12,198
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)	12,075	12,709
Sprint Capital Corp.:
6.875% 11/15/28	59,969	53,972
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32	$ 62,985	$ 62,670
U.S. West Communications:
7.25% 9/15/25	1,480	1,699
7.25% 10/15/35	5,745	5,946
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)	60,316	37,671
		701,293
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,311
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,178
		25,489
TOTAL NONCONVERTIBLE BONDS		6,706,312
TOTAL CORPORATE BONDS (Cost $6,405,532)		6,726,245
Common Stocks - 7.3%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	75,034	724
Automotive - 0.1%
General Motors Co. (a)	17,620	347
General Motors Co.:
warrants 7/10/16 (a)	352,563	3,892
warrants 7/10/19 (a)	352,563	2,376
Motors Liquidation Co. GUC Trust (a)	97,361	1,377
		7,992
Building Materials - 0.5%
Nortek, Inc. (a)(g)	936,497	47,780
Nortek, Inc. warrants 12/7/14 (a)(g)	27,280	136
		47,916
Common Stocks - continued
	Shares	Value (000s)
Capital Goods - 0.1%
Remy International, Inc.	380,502	$ 6,564
Chemicals - 0.5%
Chemtura Corp. (a)	305,292	4,128
LyondellBasell Industries NV Class A	767,723	34,187
Tronox Ltd. Class A	380,240	8,810
		47,125
Consumer Products - 0.3%
Jarden Corp.	350,000	15,820
Reddy Ice Holdings, Inc. (m)	496,439	2,368
Spectrum Brands Holdings, Inc.	314,897	11,598
		29,786
Containers - 0.0%
Rock-Tenn Co. Class A	16,061	935
Diversified Media - 0.3%
Discovery Communications, Inc. (a)	470,700	23,832
Discovery Communications, Inc. Class C (non-vtg.) (a)	45,700	2,131
		25,963
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	403
Energy - 0.0%
Lone Pine Resources, Inc. (a)	277,573	616
Gaming - 0.4%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(f)	1,616,000	16,289
Station Holdco LLC (a)(l)(m)	22,418,968	27,686
Station Holdco LLC warrants 6/15/18 (a)(l)(m)	894,280	45
		44,020
Healthcare - 0.9%
Express Scripts Holding Co. (a)	1,070,000	61,996
HCA Holdings, Inc.	797,900	21,128
		83,124
Homebuilders/Real Estate - 0.2%
American Residential Properties, Inc. (h)	750,000	15,000
American Tower Corp.	11,612	840
		15,840
Common Stocks - continued
	Shares	Value (000s)
Metals/Mining - 0.1%
Aleris International, Inc. (a)(m)	127,520	$ 5,978
Haynes International, Inc.	107,729	5,191
		11,169
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc.:
warrants 3/9/17 (a)(m)	3,002,635	0
warrants 6/22/19 (a)(m)	127,577	246
RDA Holding Co. warrants 2/19/14 (a)(m)	46,934	0
		640
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	26,163	2,093
Class B (a)	8,721	698
		2,791
Shipping - 0.2%
DeepOcean Group Holding A/S (a)(h)	1,138,931	16,355
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		16,355
Super Retail - 1.5%
Advance Auto Parts, Inc.	513,400	36,015
Deckers Outdoor Corp. (a)(f)	400,000	16,684
Dollar General Corp. (a)	650,000	33,157
GNC Holdings, Inc.	749,200	28,867
Limited Brands, Inc.	600,000	28,530
		143,253
Technology - 1.8%
Apple, Inc.	63,800	38,966
Avago Technologies Ltd.	1,102,500	40,793
Broadcom Corp. Class A	600,000	20,328
EMC Corp. (a)	809,300	21,212
Facebook, Inc. Class B (a)(m)	468,265	9,149
MagnaChip Semiconductor Corp. (a)	219,804	2,238
Skyworks Solutions, Inc. (a)	1,574,134	45,540
Spansion, Inc. Class A	38,012	390
		178,616
Telecommunications - 0.1%
Alcatel-Lucent SA sponsored ADR (a)(f)	6,500,000	7,150
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(m)	659,302	$ 4,477
Steven Madden Ltd. (a)	550,000	22,237
Warnaco Group, Inc. (a)	50,000	2,133
		28,847
TOTAL COMMON STOCKS (Cost $759,561)		699,855
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.4%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)	199,717	1,426
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	29,200	28,835
Homebuilders/Real Estate - 0.1%
Beazer Homes USA, Inc. 7.50% (a)	400,000	8,772
TOTAL CONVERTIBLE PREFERRED STOCKS		39,033
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 7.00% (h)	81,450	72,491
TOTAL PREFERRED STOCKS (Cost $88,247)		111,524
Floating Rate Loans - 8.9%
	Principal Amount (000s)
Aerospace - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	$ 7,144	6,956
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	4,567	4,572
		11,528
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	36,289	35,654
US Airways Group, Inc. term loan 2.7462% 3/23/14 (k)	26,461	25,403
		61,057
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	$ 9,243	$ 9,254
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	4,325	4,401
		13,655
Cable TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (k)	26,825	26,537
Capital Goods - 0.3%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	3,985	4,005
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	21,567	21,648
		25,653
Chemicals - 0.2%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (k)	15,636	15,304
Consumer Products - 0.3%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	12,855	12,823
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	11,371	11,430
		24,253
Diversified Financial Services - 0.0%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	2,295	2,309
Electric Utilities - 1.7%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	10,237	10,340
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (k)	200,672	127,677
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	20,859	20,886
		158,903
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (k)	10,090	10,027
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	12,735	12,862
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (k)	5,540	5,609
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	12,260	12,168
		40,666
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.1%
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4962% 1/28/18 (k)	$ 7,520	$ 6,636
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	967	822
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	1,885	1,857
		9,315
Healthcare - 1.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	41,951	40,378
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	18,964	18,942
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	9,254	9,356
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	34,650	34,563
		103,239
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (k)	695	650
Credit-Linked Deposit 4.4958% 10/10/16 (k)	1,850	1,749
term loan 4.4988% 10/10/16 (k)	26,373	24,923
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	3,372	3,388
		30,710
Insurance - 0.5%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	9,255	9,232
Tranche 2nd LN, term loan 9% 5/24/19 (k)	10,070	10,422
Tranche B 1LN, term loan 4.75% 7/23/17 (k)	10,085	10,060
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	20,985	22,297
		52,011
Metals/Mining - 0.4%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	6,755	6,654
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	29,262	28,970
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	3,742	3,695
		39,319
Publishing/Printing - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	15,349	13,891
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	$ 5,070	$ 5,102
Tranche B 1LN, term loan 6.276% 2/21/18 (k)	881	887
Wok Acquisition Corp. Tranche B, term loan 6.25% 6/22/19 (k)	2,490	2,509
		8,498
Services - 0.5%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	12,836	12,901
ServiceMaster Co.:
term loan 2.7981% 7/24/14 (k)	16,697	16,593
Tranche DD, term loan 2.75% 7/24/14 (k)	1,721	1,710
U.S. Foodservice term loan 5.75% 3/31/17 (k)	22,392	21,328
		52,532
Shipping - 0.1%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	1,787	1,780
Tranche D, term loan 2.8% 5/13/14 (k)(n)	3,146	3,134
		4,914
Super Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	29,437	29,216
Technology - 0.9%
Kronos, Inc.:
Tranche B 1LN, term loan 5.2106% 6/11/17 (k)	17,938	17,938
Tranche B 2LN, term loan 10.4606% 6/11/18 (k)	6,251	6,282
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (k)	21,237	21,371
NXP BV:
term loan 4.5% 3/4/17 (k)	15,736	15,539
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	15,746	15,766
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	2,965	2,969
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 7.4419% 12/16/16 (k)	6,214	6,206
		86,071
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.5%
Intelsat Jackson Holdings SA:
term loan 3.2488% 2/1/14 (k)	$ 19,837	$ 19,520
Tranche B, term loan 5.25% 4/2/18 (k)	26,024	26,024
		45,544
TOTAL FLOATING RATE LOANS (Cost $879,681)		855,125
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (i)(k)	7,796	8,345
8.125% (i)(k)	6,360	6,947
Wells Fargo & Co. 7.98% (i)(k)	5,738	6,621
TOTAL PREFERRED SECURITIES (Cost $17,060)		21,913
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.17% (b)	1,126,617,045	1,126,617
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	29,175,200	29,175
TOTAL MONEY MARKET FUNDS (Cost $1,155,792)		1,155,792
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $9,305,873)		9,570,454
NET OTHER ASSETS (LIABILITIES) - 0.3%		29,135
NET ASSETS - 100%		$ 9,599,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,290,669,000 or 23.9% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,375,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 11,710
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 871
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 246
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Reddy Ice Holdings, Inc.	3/15/10	$ 11,187
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	5/31/12	$ 1,426
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,517,000 and $2,507,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 407
Fidelity Securities Lending Cash Central Fund	43
Total	$ 450
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 42,845	$ -	$ -	$ -	$ 47,780
Nortek, Inc. warrants 12/7/14	150	-	-	-	136
Total	$ 42,995	$ -	$ -	$ -	$ 47,916
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 310,706	$ 249,023	$ 28,835	$ 32,848
Consumer Staples	15,392	11,598	2,368	1,426
Energy	616	616	-	-
Financials	88,331	840	72,491	15,000
Health Care	83,124	83,124	-	-
Industrials	67,812	48,504	-	19,308
Information Technology	185,766	176,617	9,149	-
Materials	59,229	53,251	5,978	-
Utilities	403	403	-	-
Corporate Bonds	6,726,245	-	6,723,330	2,915
Floating Rate Loans	855,125	-	855,125	-
Preferred Securities	21,913	-	21,913	-
Other	-	-	-	-
Money Market Funds	1,155,792	1,155,792	-	-
Total Investments in Securities:	$ 9,570,454	$ 1,779,768	$ 7,719,189	$ 71,497
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $9,257,307,000. Net unrealized appreciation aggregated $313,147,000, of which $745,328,000 related to appreciated investment securities and $432,181,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2012

1.819942.107

FFH-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.9%
	Principal Amount	Value
Aerospace - 0.5%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 4,925,000	$ 5,245,125
Air Transportation - 2.7%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	138,070	147,735
6.25% 10/22/21	2,370,000	2,417,400
6.75% 9/15/15 (b)	10,480,000	10,846,800
Continental Airlines, Inc. 9.25% 5/10/17	907,100	993,275
Delta 2012-1B Pass Through Trust 6.875% 5/7/19 (b)	2,805,000	2,840,063
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,115,000
6.75% 11/23/15	1,115,000	1,131,725
8.021% 8/10/22	1,416,524	1,446,696
8.954% 8/10/14	2,264,089	2,309,371
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	837,995	863,135
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	122,848	120,391
9.75% 1/15/17	1,538,852	1,758,138
12% 1/15/16 (b)	227,941	246,177
		26,235,906
Automotive - 7.7%
Dana Holding Corp.:
6.5% 2/15/19	6,130,000	6,497,800
6.75% 2/15/21	2,145,000	2,305,875
Delphi Corp.:
5.875% 5/15/19	8,770,000	9,427,750
6.125% 5/15/21	5,425,000	5,920,031
Ford Motor Co. 7.45% 7/16/31	7,200,000	8,937,000
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,235,000	6,455,937
4.25% 2/3/17	2,345,000	2,447,734
5% 5/15/18	5,200,000	5,542,456
5.625% 9/15/15	2,755,000	2,989,175
5.875% 8/2/21	2,360,000	2,606,139
6.625% 8/15/17	8,570,000	9,769,800
7% 4/15/15	2,505,000	2,768,025
8% 12/15/16	4,675,000	5,525,668
Tenneco, Inc. 6.875% 12/15/20	4,034,000	4,351,678
		75,545,068
Banks & Thrifts - 0.2%
Ally Financial, Inc. 5.5% 2/15/17	1,580,000	1,651,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 2.9%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	$ 7,020,000	$ 7,669,350
6.875% 8/15/18 (b)	9,405,000	10,133,888
Griffon Corp. 7.125% 4/1/18	4,195,000	4,394,263
Masco Corp. 5.95% 3/15/22	3,475,000	3,632,567
USG Corp. 7.875% 3/30/20 (b)	2,690,000	2,861,488
		28,691,556
Cable TV - 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	9,465,000	10,245,863
6.625% 1/31/22	2,060,000	2,242,825
7% 1/15/19	11,320,000	12,395,400
7.25% 10/30/17	4,545,000	4,988,138
CSC Holdings LLC:
6.75% 11/15/21 (b)	5,400,000	5,905,980
8.625% 2/15/19	4,385,000	5,141,413
DISH DBS Corp. 4.625% 7/15/17 (b)	4,950,000	5,036,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (b)	8,085,000	8,752,013
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	15,775,000	16,366,563
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	3,780,000	4,011,336
		75,086,156
Capital Goods - 0.4%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,200,000	1,290,000
Terex Corp. 6.5% 4/1/20	2,630,000	2,722,050
		4,012,050
Chemicals - 1.4%
Celanese US Holdings LLC 6.625% 10/15/18	7,195,000	7,896,513
LyondellBasell Industries NV:
5% 4/15/19	3,445,000	3,694,763
5.75% 4/15/24	1,465,000	1,651,788
6% 11/15/21	625,000	708,625
		13,951,689
Containers - 2.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	5,572,000	5,962,040
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (b)	245,000	262,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.75% 10/15/16	4,060,000	4,263,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
7.875% 8/15/19	$ 9,755,000	$ 10,754,888
Sealed Air Corp.:
8.125% 9/15/19 (b)	2,705,000	3,029,600
8.375% 9/15/21 (b)	2,575,000	2,909,750
		27,181,428
Diversified Financial Services - 10.4%
Aircastle Ltd.:
6.75% 4/15/17	1,390,000	1,459,500
9.75% 8/1/18	3,720,000	4,203,600
CIT Group, Inc.:
4.25% 8/15/17	2,235,000	2,235,000
5% 5/15/17	5,600,000	5,824,000
5% 8/15/22	1,775,000	1,775,000
5.25% 3/15/18	3,460,000	3,663,275
5.375% 5/15/20	1,475,000	1,545,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	14,050,000	14,770,063
8% 1/15/18	21,380,000	22,716,227
8% 1/15/18 (b)	810,000	858,600
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	470,000	338,400
International Lease Finance Corp.:
4.875% 4/1/15	2,390,000	2,455,725
5.65% 6/1/14	4,090,000	4,233,150
5.75% 5/15/16	4,280,000	4,429,800
5.875% 4/1/19	1,015,000	1,055,374
6.25% 5/15/19	3,945,000	4,147,181
6.75% 9/1/16 (b)	2,935,000	3,213,825
7.125% 9/1/18 (b)	3,390,000	3,839,175
8.625% 9/15/15	6,505,000	7,334,388
8.75% 3/15/17	4,490,000	5,219,625
8.875% 9/1/17	5,425,000	6,320,125
		101,637,096
Electric Utilities - 7.6%
Atlantic Power Corp. 9% 11/15/18 (b)	3,320,000	3,461,100
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	6,410,000	6,954,850
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (b)	6,315,000	6,946,500
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 6.875% 5/1/19 (b)	4,000,000	4,280,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
InterGen NV 9% 6/30/17 (b)	$ 4,829,000	$ 4,696,203
IPALCO Enterprises, Inc.:
5% 5/1/18	2,300,000	2,359,570
7.25% 4/1/16 (b)	805,000	897,575
NSG Holdings II, LLC 7.75% 12/15/25 (b)	10,143,000	10,295,145
NV Energy, Inc. 6.25% 11/15/20	3,545,000	4,105,145
Otter Tail Corp. 9% 12/15/16	1,343,000	1,457,155
Puget Energy, Inc.:
5.625% 7/15/22 (b)	785,000	827,155
6.5% 12/15/20	7,035,000	7,808,850
The AES Corp.:
7.375% 7/1/21 (b)	5,460,000	6,244,875
7.75% 10/15/15	5,515,000	6,245,738
8% 10/15/17	6,315,000	7,325,400
9.75% 4/15/16	505,000	607,263
		74,512,524
Energy - 13.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,070,000	1,102,100
6.5% 5/20/21	600,000	624,000
Chesapeake Energy Corp.:
6.125% 2/15/21	4,805,000	4,696,888
6.5% 8/15/17	2,035,000	2,035,000
6.775% 3/15/19	1,390,000	1,362,200
6.875% 11/15/20	6,400,000	6,336,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,985,000	1,980,038
6.125% 7/15/22	5,265,000	5,304,488
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,010,100
Denbury Resources, Inc. 6.375% 8/15/21	7,330,000	7,769,800
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	5,969,563
Exterran Holdings, Inc. 7.25% 12/1/18	13,660,000	13,523,400
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,990,000	2,818,075
Frontier Oil Corp.:
6.875% 11/15/18	5,635,000	5,973,100
8.5% 9/15/16	6,270,000	6,583,500
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (b)	980,000	994,700
8% 9/1/17	3,630,000	3,929,475
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	$ 752,000	$ 772,680
7% 10/1/18	1,715,000	1,770,738
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	4,970,000	5,305,475
Newfield Exploration Co. 5.625% 7/1/24	1,115,000	1,176,325
Oil States International, Inc. 6.5% 6/1/19	6,980,000	7,346,450
Pan American Energy LLC 7.875% 5/7/21 (b)	3,515,000	3,163,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (b)	3,245,000	3,391,025
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	2,015,000	2,095,600
Plains Exploration & Production Co. 6.125% 6/15/19	5,205,000	5,374,163
Precision Drilling Corp.:
6.5% 12/15/21	180,000	187,200
6.625% 11/15/20	6,630,000	6,911,775
SESI LLC 7.125% 12/15/21 (b)	3,360,000	3,624,432
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (b)	3,770,000	3,864,250
6.875% 2/1/21	2,000,000	2,110,000
WPX Energy, Inc.:
5.25% 1/15/17	5,030,000	5,155,750
6% 1/15/22	4,780,000	4,911,450
		129,173,240
Environmental - 2.2%
Clean Harbors, Inc. 5.25% 8/1/20 (b)	2,770,000	2,856,563
Covanta Holding Corp.:
6.375% 10/1/22	2,335,000	2,510,125
7.25% 12/1/20	15,100,000	16,573,020
		21,939,708
Food/Beverage/Tobacco - 0.8%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	8,015,000	7,954,888
Gaming - 1.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (b)	3,530,000	3,538,825
7.75% 8/15/20	5,865,000	6,510,150
		10,048,975
Healthcare - 5.0%
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	4,100,000	4,397,250
HCA, Inc.:
8.5% 4/15/19	2,655,000	2,993,513
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc.: - continued
9.875% 2/15/17	$ 402,000	$ 436,170
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,805,000	2,987,325
Mylan, Inc.:
6% 11/15/18 (b)	1,755,000	1,875,569
7.625% 7/15/17 (b)	1,705,000	1,902,141
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	3,255,000	3,580,500
7.5% 2/15/20	655,000	733,600
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	4,015,000	4,336,200
Senior Housing Properties Trust 6.75% 4/15/20	4,455,000	4,920,824
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	6,685,000	7,086,100
6.75% 8/15/21 (b)	740,000	749,250
6.875% 12/1/18 (b)	12,070,000	12,748,938
7% 10/1/20 (b)	225,000	232,313
		48,979,693
Homebuilders/Real Estate - 1.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,980,000	10,716,524
D.R. Horton, Inc. 4.75% 5/15/17	4,525,000	4,728,625
		15,445,149
Hotels - 0.7%
Host Hotels & Resorts LP:
5.875% 6/15/19	1,295,000	1,424,500
9% 5/15/17	4,845,000	5,341,613
		6,766,113
Leisure - 2.0%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,758,763
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,130,000	1,247,294
7.5% 10/15/27	2,875,000	2,932,500
yankee 7.25% 6/15/16	9,215,000	10,021,313
		19,959,870
Metals/Mining - 2.9%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	4,950,000	5,160,375
CONSOL Energy, Inc. 8% 4/1/17	6,705,000	7,065,729
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	$ 8,720,000	$ 8,741,800
7% 11/1/15 (b)	7,320,000	7,456,884
		28,424,788
Paper - 0.7%
Louisiana-Pacific Corp. 7.5% 6/1/20 (b)	2,235,000	2,408,213
Sappi Papier Holding GmbH:
7.75% 7/15/17 (b)	3,955,000	4,053,875
8.375% 6/15/19 (b)	750,000	768,750
		7,230,838
Services - 1.0%
Audatex North America, Inc. 6.75% 6/15/18 (b)	295,000	314,913
FTI Consulting, Inc.:
6.75% 10/1/20	7,775,000	8,222,063
7.75% 10/1/16	1,100,000	1,133,000
		9,669,976
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	6,635,000	6,701,350
Overseas Shipholding Group, Inc. 8.125% 3/30/18	1,020,000	571,200
		7,272,550
Steel - 1.3%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,529,200
7.625% 3/15/20	8,540,000	9,201,850
		12,731,050
Super Retail - 0.8%
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,555,000	8,121,625
Technology - 1.9%
Amkor Technology, Inc. 7.375% 5/1/18	7,615,000	7,852,969
Jabil Circuit, Inc. 4.7% 9/15/22	1,005,000	1,004,920
Seagate HDD Cayman 7.75% 12/15/18	3,145,000	3,467,363
Seagate Technology HDD Holdings 6.8% 10/1/16	1,555,000	1,722,163
Viasystems, Inc. 7.875% 5/1/19 (b)	4,095,000	4,033,575
		18,080,990
Telecommunications - 4.4%
Equinix, Inc. 8.125% 3/1/18	3,165,000	3,513,150
Nextel Communications, Inc.:
5.95% 3/15/14	3,810,000	3,819,525
6.875% 10/31/13	1,883,000	1,890,061
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Nextel Communications, Inc.: - continued
7.375% 8/1/15	$ 7,560,000	$ 7,616,700
Qwest Communications International, Inc.:
7.125% 4/1/18	1,940,000	2,066,100
8% 10/1/15	2,825,000	2,969,781
Sprint Nextel Corp.:
6% 12/1/16	6,435,000	6,515,438
7% 3/1/20 (b)	5,590,000	6,079,125
9% 11/15/18 (b)	7,000,000	8,190,000
		42,659,880
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,625,000	3,887,813
TOTAL NONCONVERTIBLE BONDS (Cost $785,633,788)		832,096,844
Floating Rate Loans - 7.0%

Air Transportation - 1.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (c)	10,773,393	10,827,260
Automotive - 2.3%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (c)	14,172,963	14,385,558
Federal-Mogul Corp.:
Tranche B, term loan 2.1792% 12/27/14 (c)	6,009,329	5,708,862
Tranche C, term loan 2.1864% 12/27/15 (c)	3,098,749	2,943,811
		23,038,231
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (c)	1,100,000	1,101,375
Capital Goods - 0.5%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (c)	2,258,650	2,264,297
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (c)	2,363,405	2,363,405
		4,627,702
Chemicals - 0.1%
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (c)	1,460,000	1,458,175
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (c)	1,620,033	1,568,403
Floating Rate Loans - continued
	Principal Amount	Value
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (c)	$ 1,625,000	$ 1,633,125
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (c)	395,000	395,514
Energy - 0.5%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (c)	2,870,000	2,852,063
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (c)	1,855,000	1,825,635
		4,677,698
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 5% 4/29/18 (c)	1,229,438	1,222,516
Healthcare - 0.4%
HCA, Inc. Tranche B2, term loan 3.7106% 3/31/17 (c)	1,865,000	1,837,025
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (c)	2,369,971	2,364,046
		4,201,071
Insurance - 0.7%
Asurion Corp. Tranche 1st LN, term loan 5.5% 5/24/18 (c)	6,800,000	6,783,000
Metals/Mining - 0.3%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (c)	2,710,000	2,669,350
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,699,828
Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)	646,730	646,730
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (c)	2,000,000	1,983,120
TOTAL FLOATING RATE LOANS (Cost $66,896,703)		68,533,098
Money Market Funds - 9.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $89,692,726)	89,692,726	$ 89,692,726
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $942,223,217)		990,322,668
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(10,300,700)
NET ASSETS - 100%		$ 980,021,968
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $254,975,655 or 26.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,392
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 832,096,844	$ -	$ 832,096,844	$ -
Floating Rate Loans	68,533,098	-	68,533,098	-
Money Market Funds	89,692,726	89,692,726	-	-
Total Investments in Securities:	$ 990,322,668	$ 89,692,726	$ 900,629,942	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $937,727,490. Net unrealized appreciation aggregated $52,595,178, of which $55,041,252 related to appreciated investment securities and $2,446,074 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the heirarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
High Income Fund:
Class A
Class T
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global High Income Fund

1.926297.101

AGHI-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.3%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 46,000
Homebuilders/Real Estate - 0.1%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	148,539
Metals/Mining - 0.2%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	1,000,000	155,220
Massey Energy Co. 3.25% 8/1/15		350,000	299,250
			454,470
Telecommunications - 0.0%
Portugal Telecom International Finance BV 4.125% 8/28/14	EUR	100,000	120,149
TOTAL CONVERTIBLE BONDS			769,158
Nonconvertible Bonds - 71.2%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	400,000
Automotive - 6.0%
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	289,988
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	241,958
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	262,690
7.5% 9/15/17 (Reg. S)	EUR	400,000	530,302
Delphi Corp. 6.125% 5/15/21		800,000	873,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	266,689
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	567,559
7.625% 9/15/14	EUR	50,000	63,673
7.75% 10/17/16	EUR	250,000	304,811
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	654,536
Ford Motor Co.:
6.625% 10/1/28		5,000	5,500
7.45% 7/16/31		250,000	310,313
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,719,941
4.25% 2/3/17		870,000	908,115
5.75% 2/1/21		290,000	316,100
5.875% 8/2/21		965,000	1,065,646
General Motors Acceptance Corp. 8% 11/1/31		300,000	352,908
General Motors Financial Co., Inc. 6.75% 6/1/18		245,000	267,663
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Automotive - continued
GT 2005 Bonds BV 8% 7/21/14 (h)		$ 300,000	$ 292,500
International Automotive Components Group SA 9.125% 6/1/18 (e)		15,000	14,250
Renault SA 4.375% 5/24/13	EUR	100,000	124,734
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	263,306
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	65,519
			14,761,701
Banks & Thrifts - 5.6%
Access Finance BV 7.25% 7/25/17 (e)		200,000	199,000
Allied Irish Banks PLC 4.5% 10/1/12	EUR	610,000	741,162
Ally Financial, Inc.:
4.5% 2/11/14		230,000	236,325
4.625% 6/26/15		305,000	314,684
5.5% 2/15/17		600,000	627,000
7.5% 9/15/20		2,065,000	2,408,306
8% 3/15/20		185,000	219,919
8.3% 2/12/15		500,000	555,625
Bank of Baroda (London) 5% 8/24/16		200,000	204,397
Bank of East Asia Ltd.:
6.375% 5/4/22 (h)		200,000	216,591
8.5% (f)(h)		100,000	107,214
BDO Unibank, Inc. 4.5% 2/16/17		200,000	202,422
Canara Bank 6.365% 11/28/21 (h)		250,000	236,294
Commerzbank AG 7.75% 3/16/21	EUR	100,000	110,613
Deutsche Postbank Funding Trust IV 5.983% (f)(h)	EUR	50,000	44,603
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	550,000	502,800
GMAC LLC:
6.75% 12/1/14		1,150,000	1,242,000
8% 11/1/31		1,595,000	1,906,025
HBOS PLC:
4.5% 3/18/30 (h)	EUR	200,000	158,706
4.875% 3/20/15	EUR	200,000	243,671
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		700,000	652,750
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	153,185
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	100,000	100,278
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (Reg. S) (f)(h)		100,000	122,143
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	129,383
6.875% 3/19/20 (Reg. S)	EUR	300,000	367,348
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		$ 100,000	$ 106,045
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	257,594
RSHB Capital SA 9% 6/11/14 (e)		100,000	111,000
State Bank of India:
4.125% 8/1/17 (Reg. S)		200,000	199,268
6.439% (f)(h)		400,000	363,290
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		600,000	618,000
			13,657,641
Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21		5,000	5,650
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	250,000	318,366
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	413,750
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	139,404
			877,170
Building Materials - 1.9%
Associated Materials LLC 9.125% 11/1/17		25,000	24,125
CEMEX Finance LLC 9.625% 12/14/17 (Reg. S)	EUR	160,000	181,863
CEMEX SA de CV 5.4606% 9/30/15 (e)(h)		345,000	318,263
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	193,500
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	198,000
10.5% 4/27/17 (Reg. S)		200,000	204,760
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	77,612	97,403
HD Supply, Inc.:
8.125% 4/15/19 (e)		330,000	358,875
11% 4/15/20 (e)		350,000	381,500
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	354,125
8.5% 10/31/19	EUR	300,000	428,641
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	148,263
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(g)(h)		40,000	41,400
Lafarge SA:
7.625% 11/24/16	EUR	500,000	710,839
8.875% 5/27/14	EUR	100,000	135,349
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	438,863
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp. 7.875% 3/30/20 (e)		$ 105,000	$ 111,694
West China Cement Ltd. 7.5% 1/25/16		400,000	349,000
			4,676,463
Cable TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	487,125
6.625% 1/31/22		240,000	261,300
7.375% 6/1/20		95,000	105,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	215,500
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,510,000	1,672,325
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	129,807
DISH DBS Corp. 5.875% 7/15/22 (e)		325,000	335,563
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,053,700
Kabel Deutschland GmbH:
6.5% 7/31/17 (Reg. S)	EUR	200,000	261,460
6.5% 6/29/18	EUR	200,000	263,921
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	131,960
Lighthouse International Co. SA 8% 4/30/14 (Reg. S) (b)	EUR	50,000	6,767
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	324,826
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH:
7.5% 3/15/19 (Reg. S)	EUR	400,000	524,150
9.5% 3/15/21 (Reg. S)	EUR	200,000	273,764
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.125% 12/1/17 (Reg. S)	EUR	320,000	424,242
9.625% 12/1/19 (Reg S.)	EUR	100,000	136,267
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	63,673
9.75% 4/15/18 (Reg. S)	EUR	389,000	519,309
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		270,000	280,125
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	159,180
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	155,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Virgin Media Finance PLC 9.5% 8/15/16	EUR	300,000	$ 411,569
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	134,114
			8,331,347
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	83,000
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	196,000
Franz Haniel & Compagnie GmbH:
5.875% 2/1/17	EUR	100,000	131,624
6.25% 2/8/18	EUR	100,000	131,862
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(h)		200,000	206,750
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	50,000	63,366
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		100,000	90,500
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	104,500
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	257,154
Wendel SA:
4.375% 8/9/17	EUR	250,000	294,527
4.875% 11/4/14	EUR	150,000	189,866
Zoomlion HK SPV Co. Ltd. 6.875% 4/5/17 (Reg. S)		200,000	204,585
			1,953,734
Chemicals - 1.0%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	203,939
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	90,026
Clariant Finance SA (Luxembourg) 4.375% 4/5/13	EUR	250,000	312,939
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	431,317
8.5% 2/15/16 (e)		370,000	325,600
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	150,000	157,799
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		357,000	373,958
10% 6/15/18 (Reg. S)	EUR	180,000	233,653
LyondellBasell Industries NV 6% 11/15/21		200,000	226,760
			2,355,991
Consumer Products - 0.2%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	200,000	261,337
Prestige Brands, Inc. 8.125% 2/1/20 (e)		25,000	27,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Corp. 11.25% 3/15/15		$ 100,000	$ 97,000
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	160,313
			546,400
Containers - 2.0%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	111,858	121,358
11.125% 6/1/18 pay-in-kind (e)		223,716	203,582
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	415,568
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	749,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	129,192
9.125% 10/15/20 (e)		255,000	267,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)		200,000	214,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	129,192
9.125% 10/15/20 (e)		200,000	210,000
9.125% 10/15/20 (e)		200,000	210,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)		65,000	66,625
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	100,000	134,434
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	204,246
Rexam PLC 6.75% 6/29/67 (h)	EUR	125,000	147,205
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21		500,000	532,500
7.75% 10/15/16	EUR	200,000	255,923
7.75% 10/15/16		250,000	262,500
7.875% 8/15/19		250,000	275,625
8.25% 2/15/21		250,000	245,625
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		135,000	139,725
			4,914,050
Diversified Financial Services - 6.8%
Aircastle Ltd.:
7.625% 4/15/20		95,000	101,650
9.75% 8/1/18		100,000	113,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	279,000
BNP Paribas Capital Trust VI 5.868% (f)(h)	EUR	119,000	141,293
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	309,610	$ 195,551
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	127,962
CIT Group, Inc.:
4.25% 8/15/17		340,000	340,000
4.75% 2/15/15 (e)		1,095,000	1,138,917
5% 8/15/22		270,000	270,000
5.25% 3/15/18		365,000	386,444
5.375% 5/15/20		330,000	345,675
5.5% 2/15/19 (e)		575,000	606,625
7% 5/2/16 (e)		450,000	451,688
7% 5/2/17 (e)		564,349	566,465
7% 5/2/17 (Reg. S)		47,989	48,169
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	100,000	127,346
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	233,200
11.75% 1/31/20 (Reg. S)	EUR	200,000	259,614
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	124,886
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	200,000	260,847
7.125% 1/15/13	EUR	200,000	252,847
7.25% 7/15/13	EUR	150,000	194,713
9.375% 1/17/14	EUR	100,000	136,107
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	195,781
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18		725,000	770,313
8% 1/15/18 (e)		125,000	132,500
International Lease Finance Corp.:
4.875% 4/1/15		180,000	184,950
5.625% 9/20/13		766,000	789,938
5.75% 5/15/16		120,000	124,200
5.875% 5/1/13		1,580,000	1,623,450
5.875% 4/1/19		530,000	551,082
6.25% 5/15/19		640,000	672,800
8.25% 12/15/20		940,000	1,099,800
8.625% 9/15/15		975,000	1,099,313
8.625% 1/15/22		985,000	1,185,021
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	207,692
Numericable Finance & Co. 12.375% 2/15/19 (Reg. S)	EUR	100,000	122,425
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	220,558
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Road King Infrastructure Finance Ltd. 7.625% 5/14/14		$ 100,000	$ 97,250
SLM Corp.:
8% 3/25/20		145,000	162,763
8.45% 6/15/18		30,000	34,200
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	175,332
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	330,670
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	121,810
8.75% 12/1/18 (Reg. S)	EUR	100,000	107,045
			16,710,892
Diversified Media - 0.6%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	683,100
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)		65,000	60,938
7.625% 3/15/20 (e)		465,000	445,238
Lamar Media Corp. 5.875% 2/1/22		55,000	56,925
National CineMedia LLC:
6% 4/15/22 (e)		300,000	310,500
7.875% 7/15/21		35,000	37,667
WMG Acquisition Corp. 9.5% 6/15/16		15,000	16,444
			1,610,812
Electric Utilities - 7.0%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	62,550
Bhira Investments Ltd. 8.5% 4/27/71 (h)		200,000	197,514
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		500,000	542,500
Calpine Corp. 7.875% 1/15/23 (e)		900,000	1,021,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		500,000	498,596
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (e)		310,000	341,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	42,037
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,467,475
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	429,975
11.75% 3/1/22 (e)		1,980,000	2,049,300
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)		180,000	192,600
9.375% 5/1/20 (e)		710,000	765,025
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18		$ 55,000	$ 60,638
9.875% 10/15/20		385,000	421,575
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	180,407
9% 6/30/17 (e)		700,000	680,750
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	414,104
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		300,000	348,750
8% 8/7/19 (e)		275,000	337,563
8% 8/7/19 (Reg. S)		100,000	122,750
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	190,550
National Power Corp. 6.875% 11/2/16 (e)		100,000	116,630
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16		200,000	223,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	380,625
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,158,010
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		400,000	432,000
Puget Energy, Inc.:
5.625% 7/15/22 (e)		120,000	126,444
6% 9/1/21		1,045,000	1,155,791
RRI Energy, Inc. 7.625% 6/15/14		540,000	575,100
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	432,000
The AES Corp.:
7.375% 7/1/21 (e)		35,000	40,031
8% 10/15/17		300,000	348,000
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	300,000	365,429
TXU Corp.:
5.55% 11/15/14		75,000	54,375
6.5% 11/15/24		165,000	82,088
6.55% 11/15/34		110,000	52,525
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	235,006
			17,144,213
Energy - 8.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	89,675
7% 5/20/22		180,000	190,800
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		500,000	537,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
ATP Oil & Gas Corp. 11.875% 5/1/15		$ 480,000	$ 184,800
Atwood Oceanics, Inc. 6.5% 2/1/20		30,000	31,800
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	25,000
Basic Energy Services, Inc. 7.75% 2/15/19		190,000	182,400
Bill Barrett Corp. 7.625% 10/1/19		200,000	206,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19		20,000	20,600
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	303,800
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	498,750
6.125% 7/15/22		170,000	171,275
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	59,150
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	386,100
Continental Resources, Inc. 8.25% 10/1/19		300,000	339,000
Edgen Murray Corp. 12.25% 1/15/15		150,000	152,250
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	57,221
4.625% 6/13/16	EUR	100,000	111,665
4.75% 9/26/16	EUR	100,000	111,131
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,275
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	671,600
Forest Oil Corp. 7.25% 6/15/19		215,000	206,400
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		40,000	40,800
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	218,500
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		340,000	349,350
7% 10/1/18		291,000	300,458
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	318,313
7% 5/5/20 (e)		100,000	119,000
9.125% 7/2/18 (e)		100,000	127,750
11.75% 1/23/15 (e)		225,000	272,250
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (e)		285,000	302,813
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	430,650
6.5% 5/15/19 (e)		335,000	332,488
Magnum Hunter Resources Corp. 9.75% 5/15/20 (e)		285,000	278,588
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		$ 105,000	$ 109,725
MIE Holdings Corp. 9.75% 5/12/16		400,000	397,000
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	71,425
MRC Global, Inc. 9.5% 12/15/16		150,000	162,375
Offshore Group Investment Ltd. 11.5% 8/1/15		293,000	320,835
Oil States International, Inc. 6.5% 6/1/19		30,000	31,575
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	169,125
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		765,000	799,425
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	582,750
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	561,250
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	568,750
5.5% 4/12/37		750,000	431,250
8.5% 11/2/17 (e)		895,000	751,800
12.75% 2/17/22 (e)		1,450,000	1,395,625
Petroleos Mexicanos:
5.5% 1/21/21		450,000	527,625
6.625% (e)(f)		200,000	209,300
8% 5/3/19		250,000	327,500
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	187,125
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		500,000	520,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	145,900
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	197,025
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		175,000	224,000
7.39% 12/2/24 (e)		100,000	135,500
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,400
PT Pertamina Persero:
5.25% 5/23/21 (e)		525,000	562,406
5.25% 5/23/21 (Reg. S)		400,000	432,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (e)		135,000	136,350
Range Resources Corp. 5.75% 6/1/21		250,000	264,375
Santos Finance Ltd. 8.25% 9/22/70 (h)	EUR	350,000	424,189
SESI LLC 7.125% 12/15/21 (e)		1,000,000	1,078,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (e)		80,000	82,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Unit Corp.:
6.625% 5/15/21		$ 100,000	$ 99,250
6.625% 5/15/21 (e)		550,000	545,875
WPX Energy, Inc.:
5.25% 1/15/17		55,000	56,375
6% 1/15/22		85,000	87,338
			20,268,295
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,650
Environmental - 0.2%
Clean Harbors, Inc. 5.25% 8/1/20 (e)		110,000	113,438
Covanta Holding Corp. 6.375% 10/1/22		145,000	155,875
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	230,085
			499,398
Food & Drug Retail - 1.3%
FPC Finance Ltd. 6% 6/28/19		200,000	212,140
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,010,000
8% 8/15/20		750,000	840,000
9.25% 3/15/20		155,000	155,775
10.375% 7/15/16		870,000	915,675
			3,133,590
Food/Beverage/Tobacco - 0.3%
Agrokor DD 9.875% 5/1/19 (Reg. S)	EUR	100,000	126,577
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	272,514
Post Holdings, Inc. 7.375% 2/15/22 (e)		135,000	141,075
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	150,000	193,788
			733,954
Gaming - 1.4%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	148,213
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)		900,000	902,250
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	46,238
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,000
MCE Finance Ltd. 10.25% 5/15/18		300,000	339,750
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	310,500
8.625% 2/1/19 (e)		315,000	333,113
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
13% 11/15/13		$ 500,000	$ 569,400
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		85,275	85,701
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,500
Station Casinos LLC 3.66% 6/18/18 (d)(e)		715,000	546,975
			3,507,640
Healthcare - 5.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	202,313
Community Health Systems, Inc.:
7.125% 7/15/20		160,000	167,600
8% 11/15/19		210,000	226,800
DaVita, Inc. 6.625% 11/1/20		300,000	318,750
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	47,869
Eurofins Scientific SA 8.081% (f)(h)	EUR	300,000	373,242
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	381,347
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	400,680
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	477,263
5.875% 1/31/22 (e)		625,000	664,875
6.5% 9/15/18 (e)		20,000	22,050
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	144,418
Gerresheimer AG 5% 5/19/18	EUR	54,000	73,401
HCA Holdings, Inc. 7.75% 5/15/21		950,000	1,035,500
HCA, Inc.:
5.875% 3/15/22		620,000	667,275
6.5% 2/15/20		895,000	999,089
7.25% 9/15/20		1,000,000	1,115,000
7.5% 2/15/22		180,000	202,050
8.5% 4/15/19		1,000,000	1,127,500
HealthSouth Corp. 7.75% 9/15/22		300,000	327,750
Hologic, Inc. 6.25% 8/1/20 (e)(g)		180,000	190,350
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		350,000	340,375
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)		25,000	27,625
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	14,288
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	200,000	229,470
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		360,000	385,200
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22		$ 250,000	$ 275,000
7.5% 2/15/20		300,000	336,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	300,000	321,134
Radiation Therapy Services, Inc. 8.875% 1/15/17		100,000	93,500
Rural/Metro Corp. 10.125% 7/15/19 (e)		110,000	105,600
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)		110,000	118,525
Teleflex, Inc. 6.875% 6/1/19		40,000	42,500
Tenet Healthcare Corp.:
6.25% 11/1/18		85,000	92,123
9.25% 2/1/15		300,000	336,000
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	151,875
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (e)		360,000	374,400
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		1,000,000	1,027,500
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	29,400
			13,465,637
Homebuilders/Real Estate - 3.0%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	100,000
9.875% 3/20/17 (Reg. S)		200,000	205,240
10% 11/14/16 (Reg. S)		400,000	425,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	105,750
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	183,585
Country Garden Holdings Co. Ltd.:
11.125% 2/23/18 (Reg. S)		200,000	209,500
11.25% 4/22/17 (Reg. S)		300,000	315,750
11.75% 9/10/14		200,000	218,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		600,000	589,800
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		400,000	383,520
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	98,750
Kaisa Group Holdings Ltd. 13.5% 4/28/15		300,000	291,750
KB Home:
7.5% 9/15/22		245,000	247,450
8% 3/15/20		45,000	47,025
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		$ 400,000	$ 402,630
12.75% 3/30/16 (Reg. S)		200,000	205,634
Longfor Properties Co. Ltd. 9.5% 4/7/16 (Reg. S)		400,000	420,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	206,988
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	115,658
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	318,000
Realogy Corp.:
7.875% 2/15/19 (e)		210,000	211,575
9% 1/15/20 (e)		125,000	130,938
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	104,585
13% 3/10/16 (Reg. S)		100,000	51,500
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		400,000	388,000
9.65% 8/3/17		300,000	294,702
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	212,739
Standard Pacific Corp. 8.375% 1/15/21		255,000	285,600
Theta Capital Pte Ltd. 7% 5/16/19		200,000	200,139
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	389,000
Yuzhou Properties Co. 13.5% 12/15/15 (Reg. S)		100,000	99,524
			7,458,332
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,925
Host Hotels & Resorts LP:
5.875% 6/15/19		10,000	11,000
6% 10/1/21		60,000	67,200
			126,125
Insurance - 0.7%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	200,000	248,541
ING Verzekeringen NV 2.507% 6/21/21 (h)	EUR	150,000	174,732
MAPFRE SA 5.921% 7/24/37 (h)	EUR	50,000	35,436
Mitsui Marine & Fire Insurance Co. Ltd. 7% 3/15/72 (Reg. S) (h)		200,000	218,250
USI Holdings Corp. 9.75% 5/15/15 (e)		935,000	944,350
			1,621,309
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		500,000	530,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Leisure - continued
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (e)		$ 75,000	$ 79,688
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	200,000	221,472
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	314,521
			1,146,306
Metals/Mining - 3.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	52,200
6.25% 6/1/21		35,000	30,100
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		235,000	203,275
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	445,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	202,240
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		300,000	319,500
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	306,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	421,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		100,000	130,003
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		200,000	198,500
6% 4/1/17 (Reg. S)		100,000	99,250
6.375% 2/1/16 (e)		600,000	601,500
6.875% 2/1/18 (e)		60,000	60,600
6.875% 4/1/22 (e)		200,000	198,500
7% 11/1/15 (e)		225,000	229,208
8.25% 11/1/19 (e)		1,165,000	1,223,250
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	79,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	200,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	403,000
New Gold, Inc. 7% 4/15/20 (e)		40,000	42,000
New World Resources NV:
7.375% 5/15/15 (Reg. S)	EUR	50,000	60,597
7.875% 5/1/18 (Reg. S)	EUR	50,000	59,059
Novelis, Inc. 8.75% 12/15/20		400,000	442,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)		120,000	121,200
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	534,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Vedanta Resources PLC:
6.75% 6/7/16 (e)		$ 200,000	$ 190,000
6.75% 6/7/16 (Reg. S)		200,000	190,000
8.25% 6/7/21 (e)		200,000	189,000
8.75% 1/15/14 (Reg. S)		400,000	415,000
9.5% 7/18/18 (Reg. S)		100,000	100,750
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	190,000
			7,936,632
Paper - 1.2%
AbitibiBowater, Inc. 10.25% 10/15/18		1,598,000	1,793,755
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	115,042
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	69,518
Smurfit Kappa Acquisitions:
7.25% 11/15/17 (Reg. S)	EUR	210,000	276,794
7.75% 11/15/19 (Reg. S)	EUR	120,000	160,198
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (e)		440,000	451,000
11.75% 1/15/19 (e)		184,000	146,280
			3,012,587
Publishing/Printing - 0.1%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S) (b)	EUR	100,000	76,285
Sheridan Group, Inc. 12.5% 4/15/14		97,262	80,728
			157,013
Railroad - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (e)		200,000	210,000
Refer-Rede Ferroviaria Nacional SA 4.25% 12/13/21	EUR	400,000	217,535
			427,535
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	109,200
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	563,125
			672,325
Services - 0.5%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	308,250
Audatex North America, Inc. 6.75% 6/15/18 (e)		215,000	229,513
Carlson Wagonlit BV 7.5% 6/15/19 (Reg. S)	EUR	100,000	123,963
Emdeon, Inc. 11% 12/31/19 (e)		60,000	68,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Services - continued
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		$ 100,000	$ 98,075
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)		383,687	395,198
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(h)		90,000	97,200
			1,320,449
Shipping - 0.4%
CEVA Group PLC 8.375% 12/1/17 (e)		375,000	369,375
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,250
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	8,650
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	113,300
Swift Services Holdings, Inc. 10% 11/15/18		155,000	168,563
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	194,513
			877,651
Steel - 0.6%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		500,000	452,500
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		600,000	614,869
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		220,000	213,400
SCHMOLZ + BICKENBACH SA (Luxembourg) 9.875% 5/15/19 (Reg. S)	EUR	100,000	110,736
			1,391,505
Super Retail - 0.4%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	21,900
Claire's Stores, Inc. 9% 3/15/19 (e)		340,000	351,050
Dollar General Corp. 4.125% 7/15/17		185,000	192,400
Limited Brands, Inc. 5.625% 2/15/22		250,000	262,500
Sally Holdings LLC 6.875% 11/15/19		35,000	38,850
Sonic Automotive, Inc. 7% 7/15/22 (e)		105,000	109,463
			976,163
Technology - 1.4%
Avaya, Inc. 7% 4/1/19 (e)		405,000	365,006
Ceridian Corp. 8.875% 7/15/19 (e)		135,000	142,088
China Automation Group Ltd. 7.75% 4/20/16		200,000	158,619
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		200,000	214,000
Lawson Software, Inc. 9.375% 4/1/19 (e)		85,000	91,163
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	570,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - continued
NXP BV/NXP Funding LLC 3.247% 10/15/13 (h)	EUR	205,176	$ 249,924
Rexel SA 7% 12/17/18	EUR	200,000	268,227
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	310,500
7.5% 8/12/15 (Reg. S)		200,000	215,000
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	290,575
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)		400,000	411,000
13.375% 10/15/19 (e)		220,000	216,700
			3,502,802
Telecommunications - 5.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		375,000	243,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		295,000	278,775
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	18,800
Digicel Group Ltd.:
7% 2/15/20 (e)		200,000	196,000
8.25% 9/1/17 (e)		300,000	314,250
8.875% 1/15/15 (e)		250,000	253,750
9.125% 1/15/15 pay-in-kind (e)(h)		200,000	203,000
10.5% 4/15/18 (e)		400,000	427,000
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	107,045
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)		220,000	206,800
Frontier Communications Corp. 8.5% 4/15/20		750,000	813,750
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	768,625
Indosat Palapa Co. BV 7.375% 7/29/20		500,000	558,750
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (e)		495,000	525,938
7.5% 4/1/21		2,470,000	2,655,250
j2 Global, Inc. 8% 8/1/20 (e)		115,000	116,150
Level 3 Communications, Inc. 8.875% 6/1/19 (e)(g)		55,000	56,238
Level 3 Financing, Inc. 10% 2/1/18		200,000	217,500
Matterhorn Mobile SA 5.94% 5/15/19 (Reg. S) (h)	EUR	100,000	124,578
Nextel Communications, Inc.:
5.95% 3/15/14		45,000	45,113
6.875% 10/31/13		615,000	617,306
7.375% 8/1/15		195,000	196,463
NII Capital Corp. 7.625% 4/1/21		190,000	145,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
OTE PLC:
4.625% 5/20/16	EUR	200,000	$ 146,181
5% 8/5/13	EUR	50,000	48,662
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	194,500
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	100,000	91,665
5% 11/4/19	EUR	50,000	52,931
Sprint Capital Corp. 6.9% 5/1/19		815,000	835,375
Sprint Nextel Corp. 9% 11/15/18 (e)		505,000	590,850
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	100,000	131,653
7% 12/31/17 (Reg. S)	EUR	100,000	131,038
8.5% 12/31/18 (Reg. S)	EUR	100,000	132,883
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	300,000	381,116
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		400,000	356,000
7.375% 2/15/18	EUR	350,000	377,887
7.375% 2/15/18 (Reg. S)	EUR	250,000	266,843
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	222,644	176,757
Windstream Corp. 7.5% 6/1/22		500,000	522,500
Ziggo Finance BV 6.125% 11/15/17	EUR	360,000	475,057
			14,002,079
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	165,500
TOTAL NONCONVERTIBLE BONDS			174,359,891
TOTAL CORPORATE BONDS (Cost $171,312,863)			175,129,049
Government Obligations - 10.3%

Argentina - 0.0%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		60,775	40,415
Government Obligations - continued
		Principal Amount (c)	Value
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 200,000	$ 196,000
8.95% 1/26/18		100,000	94,750
TOTAL BELARUS			290,750
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)		400,000	200,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		150,000	173,625
Brazil - 0.9%
Brazilian Federative Republic:
5.625% 1/7/41		350,000	458,500
7.125% 1/20/37		225,000	347,063
10.125% 5/15/27		300,000	531,000
12.25% 3/6/30		300,000	615,000
12.75% 1/15/20		200,000	344,000
TOTAL BRAZIL			2,295,563
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	111,000
Colombia - 0.5%
Colombian Republic:
8.125% 5/21/24		145,000	216,413
10.375% 1/28/33		130,000	240,500
11.75% 2/25/20		445,000	729,800
TOTAL COLOMBIA			1,186,713
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)		190,000	147,250
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (e)		230,000	237,751
6.375% 3/24/21 (e)		200,000	204,000
6.625% 7/14/20 (e)		100,000	103,370
TOTAL CROATIA			545,121
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		250,000	250,000
Germany - 0.4%
German Federal Republic 1.5% 3/15/13	EUR	750,000	931,650
Government Obligations - continued
		Principal Amount (c)	Value
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		$ 100,000	$ 112,500
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	215,500
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		470,000	464,125
7.625% 3/29/41		110,000	116,600
TOTAL HUNGARY			580,725
Iceland - 0.1%
Republic of Iceland:
4.875% 6/16/16 (e)		125,000	129,063
5.875% 5/11/22 (e)		100,000	102,000
TOTAL ICELAND			231,063
Indonesia - 0.6%
Indonesian Republic:
7.75% 1/17/38 (e)		325,000	479,375
8.5% 10/12/35 (e)		100,000	155,750
11.625% 3/4/19 (e)		325,000	493,188
11.625% 3/4/19		200,000	303,500
TOTAL INDONESIA			1,431,813
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	218,750
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (b)(d)		200,000	157,500
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (e)		200,000	210,500
Lebanon - 0.2%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	398,125
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	170,250
7.375% 2/11/20 (e)		125,000	152,813
TOTAL LITHUANIA			323,063
Mexico - 0.9%
United Mexican States:
5.125% 1/15/20		200,000	240,500
5.75% 10/12/10		300,000	375,000
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
6.05% 1/11/40		$ 350,000	$ 484,225
6.75% 9/27/34		350,000	509,250
7.5% 4/8/33		220,000	341,000
11.375% 9/15/16		100,000	140,250
TOTAL MEXICO			2,090,225
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	212,930
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		225,000	246,938
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		200,000	281,500
9.375% 4/1/29		150,000	253,500
TOTAL PANAMA			535,000
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	146,250
8.75% 11/21/33		270,000	470,475
TOTAL PERU			616,725
Philippines - 0.7%
Philippine Republic:
6.5% 1/20/20		365,000	463,550
7.75% 1/14/31		400,000	601,520
10.625% 3/16/25		360,000	618,300
TOTAL PHILIPPINES			1,683,370
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	85,750
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		450,000	578,250
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (e)		246,000	260,760
Russia - 1.5%
Russian Federation:
3.25% 4/4/17 (e)		400,000	413,000
5% 4/29/20 (e)		300,000	340,890
5.625% 4/4/42 (e)		400,000	473,480
Government Obligations - continued
		Principal Amount (c)	Value
Russia - continued
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 523,250	$ 654,690
11% 7/24/18 (Reg. S)		750,000	1,074,375
12.75% 6/24/28 (Reg. S)		400,000	762,480
TOTAL RUSSIA			3,718,915
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		420,833	401,896
Slovakia - 0.1%
Slovakia Republic 4.375% 5/21/22 (e)		200,000	207,000
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	112,875
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		200,000	201,750
6.25% 10/4/20 (e)		100,000	104,125
TOTAL SRI LANKA			305,875
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		300,000	379,500
7% 3/11/19		175,000	210,875
7% 6/5/20		350,000	429,625
7.375% 2/5/25		175,000	228,813
7.5% 7/14/17		325,000	389,188
8% 2/14/34		300,000	425,250
11.875% 1/15/30		350,000	658,455
TOTAL TURKEY			2,721,706
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (e)		150,000	137,625
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	229,500
Venezuela - 0.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		1,500	43,500
7.75% 10/13/19 (Reg. S)		110,000	87,450
11.75% 10/21/26 (Reg. S)		375,000	346,875
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
11.95% 8/5/31 (Reg. S)		$ 500,000	$ 467,500
12.75% 8/23/22		190,000	189,050
TOTAL VENEZUELA			1,134,375
TOTAL GOVERNMENT OBLIGATIONS (Cost $23,362,239)			25,331,341
Preferred Stocks - 1.5%
	Shares
Convertible Preferred Stocks - 0.7%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	167,350
Electric Utilities - 0.5%
PPL Corp. 9.50%	20,000	1,087,000
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (e)	400	351,000
TOTAL CONVERTIBLE PREFERRED STOCKS		1,605,350
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	709	631,010
U.S. Bancorp Series F, 6.50%	4,054	117,607
		748,617
Diversified Financial Services - 0.5%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,219,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,967,617
TOTAL PREFERRED STOCKS (Cost $3,548,995)		3,572,967
Floating Rate Loans - 8.4%
	Principal Amount (c)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7462% 3/23/14 (h)	$ 685,211	657,803
Floating Rate Loans - continued
	Principal Amount (c)	Value
Broadcasting - 0.3%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	$ 335,000	$ 268,000
Univision Communications, Inc. term loan 4.4957% 3/31/17 (h)	410,000	392,575
		660,575
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (h)	180,000	183,150
Cable TV - 0.2%
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (h)	40,000	40,050
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	415,000	410,539
		450,589
Chemicals - 0.0%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	112,273	112,694
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 1LN, term loan 6.5% 6/29/19 (h)	620,000	620,000
Tranche 2LN, term loan 10.75% 12/29/19 (h)	620,000	615,350
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (h)	35,000	35,221
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (h)	20,000	19,975
		1,290,546
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (h)	1,000,000	636,250
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	14,813	14,832
		651,082
Energy - 0.5%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	690,000	685,688
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (h)	190,000	191,900
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (h)	85,000	86,063
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)	190,000	188,575
		1,152,226
Floating Rate Loans - continued
	Principal Amount (c)	Value
Food & Drug Retail - 0.3%
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (h)	$ 54,863	$ 54,314
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	744,347	736,903
		791,217
Gaming - 0.4%
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4962% 1/28/18 (h)	1,000,000	882,500
Healthcare - 0.0%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	74,625	75,449
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4958% 10/10/16 (h)	35,769	33,802
term loan 4.4988% 10/10/16 (h)	957,130	904,487
		938,289
Insurance - 0.5%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (h)	456,250	455,109
Tranche 2nd LN, term loan 9% 5/24/19 (h)	345,541	357,635
Tranche B 1LN, term loan 4.75% 7/23/17 (h)	155,000	154,613
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (h)	310,000	329,375
		1,296,732
Leisure - 0.4%
Formula One Holdings Tranche B, term loan 5.75% 4/28/17 (h)	997,500	999,994
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (h)	19,950	19,950
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	299,250	299,998
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (h)	84,788	85,211
		385,209
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (h)	100,000	100,250
Super Retail - 0.6%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (h)	952,952	945,805
Floating Rate Loans - continued
	Principal Amount (c)	Value
Super Retail - continued
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (h)	$ 120,000	$ 120,525
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (h)	497,475	482,551
		1,548,881
Technology - 2.2%
Avaya, Inc. term loan 3.2169% 10/27/14 (h)	197,908	182,570
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (h)	997,500	1,007,475
First Data Corp. term loan 4.2468% 3/24/18 (h)	2,300,000	2,139,000
Kronos, Inc. Tranche B 2LN, term loan 10.4606% 6/11/18 (h)	1,000,000	1,005,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (h)	324,188	326,230
NXP BV:
Tranche A 2LN, term loan 5.5% 3/4/17 (h)	114,138	114,280
Tranche A6, term loan 5.25% 3/19/19 (h)	548,625	545,882
		5,320,437
Telecommunications - 1.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	149,250	149,071
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	930,325	834,967
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	44,888	45,280
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (h)	485,000	483,788
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	314,488
term loan 6.875% 8/11/15	1,117,538	1,128,092
		2,955,686
TOTAL FLOATING RATE LOANS (Cost $20,189,525)		20,473,259
Preferred Securities - 1.9%

Banks & Thrifts - 1.3%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	400,000	350,719
AMBB Capital (L) Ltd. 6.77% (f)(h)	100,000	98,207
Banque Federative du Credit Mutuel SA 4.471% (f)(h)	100,000	94,723
Barclays Bank PLC 4.75% (f)(h)	30,000	21,915
BNP Paribas SA 5.019% (f)(h)	50,000	47,709
Preferred Securities - continued
	Principal Amount (c)	Value
Banks & Thrifts - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (f)(h)	$ 150,000	$ 101,456
6.117% (f)(h)	500,000	434,076
Credit Agricole SA 7.875% (f)(h)	400,000	425,508
Intesa Sanpaolo SpA 8.047% (f)(h)	350,000	346,663
KBC Bank NV 8% (f)	100,000	88,281
Lloyds TSB Bank PLC 6.35% (f)(h)	400,000	334,900
Natixis SA 6.307% (f)(h)	150,000	122,734
OTP Bank PLC 5.875% (f)(h)	60,000	46,167
Societe Generale:
4.196% (f)(h)	473,000	385,161
6.999% (f)(h)	200,000	196,495
7.756% (f)(h)	50,000	51,062
UniCredit International Bank Luxembourg SA 8.125% (f)(h)	100,000	101,082
		3,246,858
Diversified Financial Services - 0.1%
Fortis Hybrid Financing SA 5.125% (f)(h)	50,000	32,915
UBS AG 4.28% (f)(h)	250,000	271,121
		304,036
Electric Utilities - 0.2%
RWE AG 4.625% (f)(h)	100,000	126,183
Southern California Edison Co. 6.25% (f)(h)	420,000	457,246
		583,429
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (f)(h)	150,000	189,563
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	200,000	196,200
Insurance - 0.0%
Aviva PLC 4.7291% (f)(h)	50,000	50,664
Steel - 0.1%
CITIC Pacific Ltd. 7.875% (f)(h)	200,000	200,078
TOTAL PREFERRED SECURITIES (Cost $5,074,399)		4,770,828
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $12,233,922)	12,233,922	$ 12,233,922
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $235,721,943)		241,511,366
NET OTHER ASSETS (LIABILITIES) - 1.4%		3,392,132
NET ASSETS - 100%		$ 244,903,498
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,077,685 or 21.7% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,819
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 167,350	$ 167,350	$ -	$ -
Energy	351,000	-	351,000	-
Financials	1,967,617	1,336,607	631,010	-
Utilities	1,087,000	1,087,000	-	-
Corporate Bonds	175,129,049	-	175,129,049	-
Government Obligations	25,331,341	-	25,331,341	-
Floating Rate Loans	20,473,259	-	20,473,259	-
Preferred Securities	4,770,828	-	4,770,828	-
Money Market Funds	12,233,922	12,233,922	-	-
Total Investments in Securities:	$ 241,511,366	$ 14,824,879	$ 226,686,487	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $235,135,096. Net unrealized appreciation aggregated $6,376,270, of which $10,348,330 related to appreciated investment securities and $3,972,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

July 31, 2012

1.926256.101

GHI-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.3%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 46,000
Homebuilders/Real Estate - 0.1%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	148,539
Metals/Mining - 0.2%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	1,000,000	155,220
Massey Energy Co. 3.25% 8/1/15		350,000	299,250
			454,470
Telecommunications - 0.0%
Portugal Telecom International Finance BV 4.125% 8/28/14	EUR	100,000	120,149
TOTAL CONVERTIBLE BONDS			769,158
Nonconvertible Bonds - 71.2%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	400,000
Automotive - 6.0%
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	289,988
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	241,958
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	262,690
7.5% 9/15/17 (Reg. S)	EUR	400,000	530,302
Delphi Corp. 6.125% 5/15/21		800,000	873,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	266,689
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	567,559
7.625% 9/15/14	EUR	50,000	63,673
7.75% 10/17/16	EUR	250,000	304,811
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	654,536
Ford Motor Co.:
6.625% 10/1/28		5,000	5,500
7.45% 7/16/31		250,000	310,313
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,719,941
4.25% 2/3/17		870,000	908,115
5.75% 2/1/21		290,000	316,100
5.875% 8/2/21		965,000	1,065,646
General Motors Acceptance Corp. 8% 11/1/31		300,000	352,908
General Motors Financial Co., Inc. 6.75% 6/1/18		245,000	267,663
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Automotive - continued
GT 2005 Bonds BV 8% 7/21/14 (h)		$ 300,000	$ 292,500
International Automotive Components Group SA 9.125% 6/1/18 (e)		15,000	14,250
Renault SA 4.375% 5/24/13	EUR	100,000	124,734
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	263,306
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	65,519
			14,761,701
Banks & Thrifts - 5.6%
Access Finance BV 7.25% 7/25/17 (e)		200,000	199,000
Allied Irish Banks PLC 4.5% 10/1/12	EUR	610,000	741,162
Ally Financial, Inc.:
4.5% 2/11/14		230,000	236,325
4.625% 6/26/15		305,000	314,684
5.5% 2/15/17		600,000	627,000
7.5% 9/15/20		2,065,000	2,408,306
8% 3/15/20		185,000	219,919
8.3% 2/12/15		500,000	555,625
Bank of Baroda (London) 5% 8/24/16		200,000	204,397
Bank of East Asia Ltd.:
6.375% 5/4/22 (h)		200,000	216,591
8.5% (f)(h)		100,000	107,214
BDO Unibank, Inc. 4.5% 2/16/17		200,000	202,422
Canara Bank 6.365% 11/28/21 (h)		250,000	236,294
Commerzbank AG 7.75% 3/16/21	EUR	100,000	110,613
Deutsche Postbank Funding Trust IV 5.983% (f)(h)	EUR	50,000	44,603
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	550,000	502,800
GMAC LLC:
6.75% 12/1/14		1,150,000	1,242,000
8% 11/1/31		1,595,000	1,906,025
HBOS PLC:
4.5% 3/18/30 (h)	EUR	200,000	158,706
4.875% 3/20/15	EUR	200,000	243,671
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		700,000	652,750
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	153,185
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	100,000	100,278
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (Reg. S) (f)(h)		100,000	122,143
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	129,383
6.875% 3/19/20 (Reg. S)	EUR	300,000	367,348
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		$ 100,000	$ 106,045
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	257,594
RSHB Capital SA 9% 6/11/14 (e)		100,000	111,000
State Bank of India:
4.125% 8/1/17 (Reg. S)		200,000	199,268
6.439% (f)(h)		400,000	363,290
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		600,000	618,000
			13,657,641
Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21		5,000	5,650
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	250,000	318,366
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	413,750
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	110,000	139,404
			877,170
Building Materials - 1.9%
Associated Materials LLC 9.125% 11/1/17		25,000	24,125
CEMEX Finance LLC 9.625% 12/14/17 (Reg. S)	EUR	160,000	181,863
CEMEX SA de CV 5.4606% 9/30/15 (e)(h)		345,000	318,263
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	193,500
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	198,000
10.5% 4/27/17 (Reg. S)		200,000	204,760
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	77,612	97,403
HD Supply, Inc.:
8.125% 4/15/19 (e)		330,000	358,875
11% 4/15/20 (e)		350,000	381,500
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	354,125
8.5% 10/31/19	EUR	300,000	428,641
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	148,263
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(g)(h)		40,000	41,400
Lafarge SA:
7.625% 11/24/16	EUR	500,000	710,839
8.875% 5/27/14	EUR	100,000	135,349
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	438,863
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp. 7.875% 3/30/20 (e)		$ 105,000	$ 111,694
West China Cement Ltd. 7.5% 1/25/16		400,000	349,000
			4,676,463
Cable TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	487,125
6.625% 1/31/22		240,000	261,300
7.375% 6/1/20		95,000	105,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	215,500
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,510,000	1,672,325
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	129,807
DISH DBS Corp. 5.875% 7/15/22 (e)		325,000	335,563
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,053,700
Kabel Deutschland GmbH:
6.5% 7/31/17 (Reg. S)	EUR	200,000	261,460
6.5% 6/29/18	EUR	200,000	263,921
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	131,960
Lighthouse International Co. SA 8% 4/30/14 (Reg. S) (b)	EUR	50,000	6,767
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	324,826
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH:
7.5% 3/15/19 (Reg. S)	EUR	400,000	524,150
9.5% 3/15/21 (Reg. S)	EUR	200,000	273,764
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.125% 12/1/17 (Reg. S)	EUR	320,000	424,242
9.625% 12/1/19 (Reg S.)	EUR	100,000	136,267
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	63,673
9.75% 4/15/18 (Reg. S)	EUR	389,000	519,309
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		270,000	280,125
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	159,180
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	155,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Virgin Media Finance PLC 9.5% 8/15/16	EUR	300,000	$ 411,569
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	134,114
			8,331,347
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	83,000
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	196,000
Franz Haniel & Compagnie GmbH:
5.875% 2/1/17	EUR	100,000	131,624
6.25% 2/8/18	EUR	100,000	131,862
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(h)		200,000	206,750
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	50,000	63,366
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		100,000	90,500
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	104,500
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	257,154
Wendel SA:
4.375% 8/9/17	EUR	250,000	294,527
4.875% 11/4/14	EUR	150,000	189,866
Zoomlion HK SPV Co. Ltd. 6.875% 4/5/17 (Reg. S)		200,000	204,585
			1,953,734
Chemicals - 1.0%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	203,939
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	90,026
Clariant Finance SA (Luxembourg) 4.375% 4/5/13	EUR	250,000	312,939
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	431,317
8.5% 2/15/16 (e)		370,000	325,600
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	150,000	157,799
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		357,000	373,958
10% 6/15/18 (Reg. S)	EUR	180,000	233,653
LyondellBasell Industries NV 6% 11/15/21		200,000	226,760
			2,355,991
Consumer Products - 0.2%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	200,000	261,337
Prestige Brands, Inc. 8.125% 2/1/20 (e)		25,000	27,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Corp. 11.25% 3/15/15		$ 100,000	$ 97,000
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	160,313
			546,400
Containers - 2.0%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	111,858	121,358
11.125% 6/1/18 pay-in-kind (e)		223,716	203,582
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	415,568
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	749,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	129,192
9.125% 10/15/20 (e)		255,000	267,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)		200,000	214,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	129,192
9.125% 10/15/20 (e)		200,000	210,000
9.125% 10/15/20 (e)		200,000	210,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)		65,000	66,625
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	100,000	134,434
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	204,246
Rexam PLC 6.75% 6/29/67 (h)	EUR	125,000	147,205
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21		500,000	532,500
7.75% 10/15/16	EUR	200,000	255,923
7.75% 10/15/16		250,000	262,500
7.875% 8/15/19		250,000	275,625
8.25% 2/15/21		250,000	245,625
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		135,000	139,725
			4,914,050
Diversified Financial Services - 6.8%
Aircastle Ltd.:
7.625% 4/15/20		95,000	101,650
9.75% 8/1/18		100,000	113,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	279,000
BNP Paribas Capital Trust VI 5.868% (f)(h)	EUR	119,000	141,293
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	309,610	$ 195,551
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	127,962
CIT Group, Inc.:
4.25% 8/15/17		340,000	340,000
4.75% 2/15/15 (e)		1,095,000	1,138,917
5% 8/15/22		270,000	270,000
5.25% 3/15/18		365,000	386,444
5.375% 5/15/20		330,000	345,675
5.5% 2/15/19 (e)		575,000	606,625
7% 5/2/16 (e)		450,000	451,688
7% 5/2/17 (e)		564,349	566,465
7% 5/2/17 (Reg. S)		47,989	48,169
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	100,000	127,346
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	233,200
11.75% 1/31/20 (Reg. S)	EUR	200,000	259,614
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	124,886
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	200,000	260,847
7.125% 1/15/13	EUR	200,000	252,847
7.25% 7/15/13	EUR	150,000	194,713
9.375% 1/17/14	EUR	100,000	136,107
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	195,781
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18		725,000	770,313
8% 1/15/18 (e)		125,000	132,500
International Lease Finance Corp.:
4.875% 4/1/15		180,000	184,950
5.625% 9/20/13		766,000	789,938
5.75% 5/15/16		120,000	124,200
5.875% 5/1/13		1,580,000	1,623,450
5.875% 4/1/19		530,000	551,082
6.25% 5/15/19		640,000	672,800
8.25% 12/15/20		940,000	1,099,800
8.625% 9/15/15		975,000	1,099,313
8.625% 1/15/22		985,000	1,185,021
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	207,692
Numericable Finance & Co. 12.375% 2/15/19 (Reg. S)	EUR	100,000	122,425
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	220,558
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Road King Infrastructure Finance Ltd. 7.625% 5/14/14		$ 100,000	$ 97,250
SLM Corp.:
8% 3/25/20		145,000	162,763
8.45% 6/15/18		30,000	34,200
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	175,332
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	330,670
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	121,810
8.75% 12/1/18 (Reg. S)	EUR	100,000	107,045
			16,710,892
Diversified Media - 0.6%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	683,100
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)		65,000	60,938
7.625% 3/15/20 (e)		465,000	445,238
Lamar Media Corp. 5.875% 2/1/22		55,000	56,925
National CineMedia LLC:
6% 4/15/22 (e)		300,000	310,500
7.875% 7/15/21		35,000	37,667
WMG Acquisition Corp. 9.5% 6/15/16		15,000	16,444
			1,610,812
Electric Utilities - 7.0%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	62,550
Bhira Investments Ltd. 8.5% 4/27/71 (h)		200,000	197,514
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		500,000	542,500
Calpine Corp. 7.875% 1/15/23 (e)		900,000	1,021,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		500,000	498,596
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (e)		310,000	341,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	42,037
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,467,475
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	429,975
11.75% 3/1/22 (e)		1,980,000	2,049,300
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)		180,000	192,600
9.375% 5/1/20 (e)		710,000	765,025
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18		$ 55,000	$ 60,638
9.875% 10/15/20		385,000	421,575
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	180,407
9% 6/30/17 (e)		700,000	680,750
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	414,104
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		300,000	348,750
8% 8/7/19 (e)		275,000	337,563
8% 8/7/19 (Reg. S)		100,000	122,750
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	190,550
National Power Corp. 6.875% 11/2/16 (e)		100,000	116,630
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16		200,000	223,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	380,625
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,158,010
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		400,000	432,000
Puget Energy, Inc.:
5.625% 7/15/22 (e)		120,000	126,444
6% 9/1/21		1,045,000	1,155,791
RRI Energy, Inc. 7.625% 6/15/14		540,000	575,100
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	432,000
The AES Corp.:
7.375% 7/1/21 (e)		35,000	40,031
8% 10/15/17		300,000	348,000
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	300,000	365,429
TXU Corp.:
5.55% 11/15/14		75,000	54,375
6.5% 11/15/24		165,000	82,088
6.55% 11/15/34		110,000	52,525
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	235,006
			17,144,213
Energy - 8.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	89,675
7% 5/20/22		180,000	190,800
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		500,000	537,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
ATP Oil & Gas Corp. 11.875% 5/1/15		$ 480,000	$ 184,800
Atwood Oceanics, Inc. 6.5% 2/1/20		30,000	31,800
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	25,000
Basic Energy Services, Inc. 7.75% 2/15/19		190,000	182,400
Bill Barrett Corp. 7.625% 10/1/19		200,000	206,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19		20,000	20,600
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	303,800
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	498,750
6.125% 7/15/22		170,000	171,275
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	59,150
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	386,100
Continental Resources, Inc. 8.25% 10/1/19		300,000	339,000
Edgen Murray Corp. 12.25% 1/15/15		150,000	152,250
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	57,221
4.625% 6/13/16	EUR	100,000	111,665
4.75% 9/26/16	EUR	100,000	111,131
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,275
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	671,600
Forest Oil Corp. 7.25% 6/15/19		215,000	206,400
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		40,000	40,800
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	218,500
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		340,000	349,350
7% 10/1/18		291,000	300,458
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	318,313
7% 5/5/20 (e)		100,000	119,000
9.125% 7/2/18 (e)		100,000	127,750
11.75% 1/23/15 (e)		225,000	272,250
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (e)		285,000	302,813
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	430,650
6.5% 5/15/19 (e)		335,000	332,488
Magnum Hunter Resources Corp. 9.75% 5/15/20 (e)		285,000	278,588
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		$ 105,000	$ 109,725
MIE Holdings Corp. 9.75% 5/12/16		400,000	397,000
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	71,425
MRC Global, Inc. 9.5% 12/15/16		150,000	162,375
Offshore Group Investment Ltd. 11.5% 8/1/15		293,000	320,835
Oil States International, Inc. 6.5% 6/1/19		30,000	31,575
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	169,125
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		765,000	799,425
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	582,750
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	561,250
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	568,750
5.5% 4/12/37		750,000	431,250
8.5% 11/2/17 (e)		895,000	751,800
12.75% 2/17/22 (e)		1,450,000	1,395,625
Petroleos Mexicanos:
5.5% 1/21/21		450,000	527,625
6.625% (e)(f)		200,000	209,300
8% 5/3/19		250,000	327,500
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	187,125
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		500,000	520,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	145,900
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	197,025
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		175,000	224,000
7.39% 12/2/24 (e)		100,000	135,500
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,400
PT Pertamina Persero:
5.25% 5/23/21 (e)		525,000	562,406
5.25% 5/23/21 (Reg. S)		400,000	432,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (e)		135,000	136,350
Range Resources Corp. 5.75% 6/1/21		250,000	264,375
Santos Finance Ltd. 8.25% 9/22/70 (h)	EUR	350,000	424,189
SESI LLC 7.125% 12/15/21 (e)		1,000,000	1,078,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (e)		80,000	82,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Unit Corp.:
6.625% 5/15/21		$ 100,000	$ 99,250
6.625% 5/15/21 (e)		550,000	545,875
WPX Energy, Inc.:
5.25% 1/15/17		55,000	56,375
6% 1/15/22		85,000	87,338
			20,268,295
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,650
Environmental - 0.2%
Clean Harbors, Inc. 5.25% 8/1/20 (e)		110,000	113,438
Covanta Holding Corp. 6.375% 10/1/22		145,000	155,875
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	230,085
			499,398
Food & Drug Retail - 1.3%
FPC Finance Ltd. 6% 6/28/19		200,000	212,140
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,010,000
8% 8/15/20		750,000	840,000
9.25% 3/15/20		155,000	155,775
10.375% 7/15/16		870,000	915,675
			3,133,590
Food/Beverage/Tobacco - 0.3%
Agrokor DD 9.875% 5/1/19 (Reg. S)	EUR	100,000	126,577
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	272,514
Post Holdings, Inc. 7.375% 2/15/22 (e)		135,000	141,075
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	150,000	193,788
			733,954
Gaming - 1.4%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	148,213
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)		900,000	902,250
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	46,238
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,000
MCE Finance Ltd. 10.25% 5/15/18		300,000	339,750
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	310,500
8.625% 2/1/19 (e)		315,000	333,113
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
13% 11/15/13		$ 500,000	$ 569,400
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		85,275	85,701
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,500
Station Casinos LLC 3.66% 6/18/18 (d)(e)		715,000	546,975
			3,507,640
Healthcare - 5.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	202,313
Community Health Systems, Inc.:
7.125% 7/15/20		160,000	167,600
8% 11/15/19		210,000	226,800
DaVita, Inc. 6.625% 11/1/20		300,000	318,750
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	47,869
Eurofins Scientific SA 8.081% (f)(h)	EUR	300,000	373,242
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	381,347
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	400,680
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	477,263
5.875% 1/31/22 (e)		625,000	664,875
6.5% 9/15/18 (e)		20,000	22,050
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	144,418
Gerresheimer AG 5% 5/19/18	EUR	54,000	73,401
HCA Holdings, Inc. 7.75% 5/15/21		950,000	1,035,500
HCA, Inc.:
5.875% 3/15/22		620,000	667,275
6.5% 2/15/20		895,000	999,089
7.25% 9/15/20		1,000,000	1,115,000
7.5% 2/15/22		180,000	202,050
8.5% 4/15/19		1,000,000	1,127,500
HealthSouth Corp. 7.75% 9/15/22		300,000	327,750
Hologic, Inc. 6.25% 8/1/20 (e)(g)		180,000	190,350
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		350,000	340,375
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)		25,000	27,625
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	14,288
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	200,000	229,470
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		360,000	385,200
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22		$ 250,000	$ 275,000
7.5% 2/15/20		300,000	336,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	300,000	321,134
Radiation Therapy Services, Inc. 8.875% 1/15/17		100,000	93,500
Rural/Metro Corp. 10.125% 7/15/19 (e)		110,000	105,600
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)		110,000	118,525
Teleflex, Inc. 6.875% 6/1/19		40,000	42,500
Tenet Healthcare Corp.:
6.25% 11/1/18		85,000	92,123
9.25% 2/1/15		300,000	336,000
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	151,875
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (e)		360,000	374,400
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		1,000,000	1,027,500
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	29,400
			13,465,637
Homebuilders/Real Estate - 3.0%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	100,000
9.875% 3/20/17 (Reg. S)		200,000	205,240
10% 11/14/16 (Reg. S)		400,000	425,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	105,750
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	183,585
Country Garden Holdings Co. Ltd.:
11.125% 2/23/18 (Reg. S)		200,000	209,500
11.25% 4/22/17 (Reg. S)		300,000	315,750
11.75% 9/10/14		200,000	218,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		600,000	589,800
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		400,000	383,520
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	98,750
Kaisa Group Holdings Ltd. 13.5% 4/28/15		300,000	291,750
KB Home:
7.5% 9/15/22		245,000	247,450
8% 3/15/20		45,000	47,025
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		$ 400,000	$ 402,630
12.75% 3/30/16 (Reg. S)		200,000	205,634
Longfor Properties Co. Ltd. 9.5% 4/7/16 (Reg. S)		400,000	420,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	206,988
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	115,658
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	318,000
Realogy Corp.:
7.875% 2/15/19 (e)		210,000	211,575
9% 1/15/20 (e)		125,000	130,938
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	104,585
13% 3/10/16 (Reg. S)		100,000	51,500
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		400,000	388,000
9.65% 8/3/17		300,000	294,702
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	212,739
Standard Pacific Corp. 8.375% 1/15/21		255,000	285,600
Theta Capital Pte Ltd. 7% 5/16/19		200,000	200,139
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	389,000
Yuzhou Properties Co. 13.5% 12/15/15 (Reg. S)		100,000	99,524
			7,458,332
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,925
Host Hotels & Resorts LP:
5.875% 6/15/19		10,000	11,000
6% 10/1/21		60,000	67,200
			126,125
Insurance - 0.7%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	200,000	248,541
ING Verzekeringen NV 2.507% 6/21/21 (h)	EUR	150,000	174,732
MAPFRE SA 5.921% 7/24/37 (h)	EUR	50,000	35,436
Mitsui Marine & Fire Insurance Co. Ltd. 7% 3/15/72 (Reg. S) (h)		200,000	218,250
USI Holdings Corp. 9.75% 5/15/15 (e)		935,000	944,350
			1,621,309
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		500,000	530,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Leisure - continued
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (e)		$ 75,000	$ 79,688
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	200,000	221,472
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	314,521
			1,146,306
Metals/Mining - 3.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	52,200
6.25% 6/1/21		35,000	30,100
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		235,000	203,275
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	445,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	202,240
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		300,000	319,500
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	306,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	421,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		100,000	130,003
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		200,000	198,500
6% 4/1/17 (Reg. S)		100,000	99,250
6.375% 2/1/16 (e)		600,000	601,500
6.875% 2/1/18 (e)		60,000	60,600
6.875% 4/1/22 (e)		200,000	198,500
7% 11/1/15 (e)		225,000	229,208
8.25% 11/1/19 (e)		1,165,000	1,223,250
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	79,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	200,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	403,000
New Gold, Inc. 7% 4/15/20 (e)		40,000	42,000
New World Resources NV:
7.375% 5/15/15 (Reg. S)	EUR	50,000	60,597
7.875% 5/1/18 (Reg. S)	EUR	50,000	59,059
Novelis, Inc. 8.75% 12/15/20		400,000	442,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)		120,000	121,200
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	534,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Vedanta Resources PLC:
6.75% 6/7/16 (e)		$ 200,000	$ 190,000
6.75% 6/7/16 (Reg. S)		200,000	190,000
8.25% 6/7/21 (e)		200,000	189,000
8.75% 1/15/14 (Reg. S)		400,000	415,000
9.5% 7/18/18 (Reg. S)		100,000	100,750
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	190,000
			7,936,632
Paper - 1.2%
AbitibiBowater, Inc. 10.25% 10/15/18		1,598,000	1,793,755
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	115,042
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	69,518
Smurfit Kappa Acquisitions:
7.25% 11/15/17 (Reg. S)	EUR	210,000	276,794
7.75% 11/15/19 (Reg. S)	EUR	120,000	160,198
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (e)		440,000	451,000
11.75% 1/15/19 (e)		184,000	146,280
			3,012,587
Publishing/Printing - 0.1%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S) (b)	EUR	100,000	76,285
Sheridan Group, Inc. 12.5% 4/15/14		97,262	80,728
			157,013
Railroad - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (e)		200,000	210,000
Refer-Rede Ferroviaria Nacional SA 4.25% 12/13/21	EUR	400,000	217,535
			427,535
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	109,200
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	563,125
			672,325
Services - 0.5%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	308,250
Audatex North America, Inc. 6.75% 6/15/18 (e)		215,000	229,513
Carlson Wagonlit BV 7.5% 6/15/19 (Reg. S)	EUR	100,000	123,963
Emdeon, Inc. 11% 12/31/19 (e)		60,000	68,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Services - continued
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		$ 100,000	$ 98,075
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)		383,687	395,198
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(h)		90,000	97,200
			1,320,449
Shipping - 0.4%
CEVA Group PLC 8.375% 12/1/17 (e)		375,000	369,375
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,250
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	8,650
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	113,300
Swift Services Holdings, Inc. 10% 11/15/18		155,000	168,563
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	194,513
			877,651
Steel - 0.6%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		500,000	452,500
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		600,000	614,869
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		220,000	213,400
SCHMOLZ + BICKENBACH SA (Luxembourg) 9.875% 5/15/19 (Reg. S)	EUR	100,000	110,736
			1,391,505
Super Retail - 0.4%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	21,900
Claire's Stores, Inc. 9% 3/15/19 (e)		340,000	351,050
Dollar General Corp. 4.125% 7/15/17		185,000	192,400
Limited Brands, Inc. 5.625% 2/15/22		250,000	262,500
Sally Holdings LLC 6.875% 11/15/19		35,000	38,850
Sonic Automotive, Inc. 7% 7/15/22 (e)		105,000	109,463
			976,163
Technology - 1.4%
Avaya, Inc. 7% 4/1/19 (e)		405,000	365,006
Ceridian Corp. 8.875% 7/15/19 (e)		135,000	142,088
China Automation Group Ltd. 7.75% 4/20/16		200,000	158,619
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		200,000	214,000
Lawson Software, Inc. 9.375% 4/1/19 (e)		85,000	91,163
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	570,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - continued
NXP BV/NXP Funding LLC 3.247% 10/15/13 (h)	EUR	205,176	$ 249,924
Rexel SA 7% 12/17/18	EUR	200,000	268,227
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	310,500
7.5% 8/12/15 (Reg. S)		200,000	215,000
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	290,575
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)		400,000	411,000
13.375% 10/15/19 (e)		220,000	216,700
			3,502,802
Telecommunications - 5.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		375,000	243,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		295,000	278,775
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	18,800
Digicel Group Ltd.:
7% 2/15/20 (e)		200,000	196,000
8.25% 9/1/17 (e)		300,000	314,250
8.875% 1/15/15 (e)		250,000	253,750
9.125% 1/15/15 pay-in-kind (e)(h)		200,000	203,000
10.5% 4/15/18 (e)		400,000	427,000
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	107,045
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)		220,000	206,800
Frontier Communications Corp. 8.5% 4/15/20		750,000	813,750
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	768,625
Indosat Palapa Co. BV 7.375% 7/29/20		500,000	558,750
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (e)		495,000	525,938
7.5% 4/1/21		2,470,000	2,655,250
j2 Global, Inc. 8% 8/1/20 (e)		115,000	116,150
Level 3 Communications, Inc. 8.875% 6/1/19 (e)(g)		55,000	56,238
Level 3 Financing, Inc. 10% 2/1/18		200,000	217,500
Matterhorn Mobile SA 5.94% 5/15/19 (Reg. S) (h)	EUR	100,000	124,578
Nextel Communications, Inc.:
5.95% 3/15/14		45,000	45,113
6.875% 10/31/13		615,000	617,306
7.375% 8/1/15		195,000	196,463
NII Capital Corp. 7.625% 4/1/21		190,000	145,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
OTE PLC:
4.625% 5/20/16	EUR	200,000	$ 146,181
5% 8/5/13	EUR	50,000	48,662
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	194,500
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	100,000	91,665
5% 11/4/19	EUR	50,000	52,931
Sprint Capital Corp. 6.9% 5/1/19		815,000	835,375
Sprint Nextel Corp. 9% 11/15/18 (e)		505,000	590,850
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	100,000	131,653
7% 12/31/17 (Reg. S)	EUR	100,000	131,038
8.5% 12/31/18 (Reg. S)	EUR	100,000	132,883
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	300,000	381,116
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		400,000	356,000
7.375% 2/15/18	EUR	350,000	377,887
7.375% 2/15/18 (Reg. S)	EUR	250,000	266,843
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	222,644	176,757
Windstream Corp. 7.5% 6/1/22		500,000	522,500
Ziggo Finance BV 6.125% 11/15/17	EUR	360,000	475,057
			14,002,079
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	165,500
TOTAL NONCONVERTIBLE BONDS			174,359,891
TOTAL CORPORATE BONDS (Cost $171,312,863)			175,129,049
Government Obligations - 10.3%

Argentina - 0.0%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		60,775	40,415
Government Obligations - continued
		Principal Amount (c)	Value
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 200,000	$ 196,000
8.95% 1/26/18		100,000	94,750
TOTAL BELARUS			290,750
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)		400,000	200,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		150,000	173,625
Brazil - 0.9%
Brazilian Federative Republic:
5.625% 1/7/41		350,000	458,500
7.125% 1/20/37		225,000	347,063
10.125% 5/15/27		300,000	531,000
12.25% 3/6/30		300,000	615,000
12.75% 1/15/20		200,000	344,000
TOTAL BRAZIL			2,295,563
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	111,000
Colombia - 0.5%
Colombian Republic:
8.125% 5/21/24		145,000	216,413
10.375% 1/28/33		130,000	240,500
11.75% 2/25/20		445,000	729,800
TOTAL COLOMBIA			1,186,713
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)		190,000	147,250
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (e)		230,000	237,751
6.375% 3/24/21 (e)		200,000	204,000
6.625% 7/14/20 (e)		100,000	103,370
TOTAL CROATIA			545,121
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		250,000	250,000
Germany - 0.4%
German Federal Republic 1.5% 3/15/13	EUR	750,000	931,650
Government Obligations - continued
		Principal Amount (c)	Value
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		$ 100,000	$ 112,500
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	215,500
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		470,000	464,125
7.625% 3/29/41		110,000	116,600
TOTAL HUNGARY			580,725
Iceland - 0.1%
Republic of Iceland:
4.875% 6/16/16 (e)		125,000	129,063
5.875% 5/11/22 (e)		100,000	102,000
TOTAL ICELAND			231,063
Indonesia - 0.6%
Indonesian Republic:
7.75% 1/17/38 (e)		325,000	479,375
8.5% 10/12/35 (e)		100,000	155,750
11.625% 3/4/19 (e)		325,000	493,188
11.625% 3/4/19		200,000	303,500
TOTAL INDONESIA			1,431,813
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	218,750
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (b)(d)		200,000	157,500
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (e)		200,000	210,500
Lebanon - 0.2%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	398,125
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	170,250
7.375% 2/11/20 (e)		125,000	152,813
TOTAL LITHUANIA			323,063
Mexico - 0.9%
United Mexican States:
5.125% 1/15/20		200,000	240,500
5.75% 10/12/10		300,000	375,000
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
6.05% 1/11/40		$ 350,000	$ 484,225
6.75% 9/27/34		350,000	509,250
7.5% 4/8/33		220,000	341,000
11.375% 9/15/16		100,000	140,250
TOTAL MEXICO			2,090,225
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	212,930
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		225,000	246,938
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		200,000	281,500
9.375% 4/1/29		150,000	253,500
TOTAL PANAMA			535,000
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	146,250
8.75% 11/21/33		270,000	470,475
TOTAL PERU			616,725
Philippines - 0.7%
Philippine Republic:
6.5% 1/20/20		365,000	463,550
7.75% 1/14/31		400,000	601,520
10.625% 3/16/25		360,000	618,300
TOTAL PHILIPPINES			1,683,370
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	85,750
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		450,000	578,250
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (e)		246,000	260,760
Russia - 1.5%
Russian Federation:
3.25% 4/4/17 (e)		400,000	413,000
5% 4/29/20 (e)		300,000	340,890
5.625% 4/4/42 (e)		400,000	473,480
Government Obligations - continued
		Principal Amount (c)	Value
Russia - continued
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 523,250	$ 654,690
11% 7/24/18 (Reg. S)		750,000	1,074,375
12.75% 6/24/28 (Reg. S)		400,000	762,480
TOTAL RUSSIA			3,718,915
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		420,833	401,896
Slovakia - 0.1%
Slovakia Republic 4.375% 5/21/22 (e)		200,000	207,000
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	112,875
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		200,000	201,750
6.25% 10/4/20 (e)		100,000	104,125
TOTAL SRI LANKA			305,875
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		300,000	379,500
7% 3/11/19		175,000	210,875
7% 6/5/20		350,000	429,625
7.375% 2/5/25		175,000	228,813
7.5% 7/14/17		325,000	389,188
8% 2/14/34		300,000	425,250
11.875% 1/15/30		350,000	658,455
TOTAL TURKEY			2,721,706
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (e)		150,000	137,625
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	229,500
Venezuela - 0.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		1,500	43,500
7.75% 10/13/19 (Reg. S)		110,000	87,450
11.75% 10/21/26 (Reg. S)		375,000	346,875
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
11.95% 8/5/31 (Reg. S)		$ 500,000	$ 467,500
12.75% 8/23/22		190,000	189,050
TOTAL VENEZUELA			1,134,375
TOTAL GOVERNMENT OBLIGATIONS (Cost $23,362,239)			25,331,341
Preferred Stocks - 1.5%
	Shares
Convertible Preferred Stocks - 0.7%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	167,350
Electric Utilities - 0.5%
PPL Corp. 9.50%	20,000	1,087,000
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (e)	400	351,000
TOTAL CONVERTIBLE PREFERRED STOCKS		1,605,350
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	709	631,010
U.S. Bancorp Series F, 6.50%	4,054	117,607
		748,617
Diversified Financial Services - 0.5%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,219,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,967,617
TOTAL PREFERRED STOCKS (Cost $3,548,995)		3,572,967
Floating Rate Loans - 8.4%
	Principal Amount (c)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7462% 3/23/14 (h)	$ 685,211	657,803
Floating Rate Loans - continued
	Principal Amount (c)	Value
Broadcasting - 0.3%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	$ 335,000	$ 268,000
Univision Communications, Inc. term loan 4.4957% 3/31/17 (h)	410,000	392,575
		660,575
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (h)	180,000	183,150
Cable TV - 0.2%
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (h)	40,000	40,050
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	415,000	410,539
		450,589
Chemicals - 0.0%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	112,273	112,694
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 1LN, term loan 6.5% 6/29/19 (h)	620,000	620,000
Tranche 2LN, term loan 10.75% 12/29/19 (h)	620,000	615,350
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (h)	35,000	35,221
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (h)	20,000	19,975
		1,290,546
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (h)	1,000,000	636,250
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	14,813	14,832
		651,082
Energy - 0.5%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	690,000	685,688
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (h)	190,000	191,900
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (h)	85,000	86,063
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)	190,000	188,575
		1,152,226
Floating Rate Loans - continued
	Principal Amount (c)	Value
Food & Drug Retail - 0.3%
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (h)	$ 54,863	$ 54,314
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	744,347	736,903
		791,217
Gaming - 0.4%
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4962% 1/28/18 (h)	1,000,000	882,500
Healthcare - 0.0%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	74,625	75,449
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4958% 10/10/16 (h)	35,769	33,802
term loan 4.4988% 10/10/16 (h)	957,130	904,487
		938,289
Insurance - 0.5%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (h)	456,250	455,109
Tranche 2nd LN, term loan 9% 5/24/19 (h)	345,541	357,635
Tranche B 1LN, term loan 4.75% 7/23/17 (h)	155,000	154,613
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (h)	310,000	329,375
		1,296,732
Leisure - 0.4%
Formula One Holdings Tranche B, term loan 5.75% 4/28/17 (h)	997,500	999,994
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (h)	19,950	19,950
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	299,250	299,998
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (h)	84,788	85,211
		385,209
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (h)	100,000	100,250
Super Retail - 0.6%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (h)	952,952	945,805
Floating Rate Loans - continued
	Principal Amount (c)	Value
Super Retail - continued
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (h)	$ 120,000	$ 120,525
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (h)	497,475	482,551
		1,548,881
Technology - 2.2%
Avaya, Inc. term loan 3.2169% 10/27/14 (h)	197,908	182,570
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (h)	997,500	1,007,475
First Data Corp. term loan 4.2468% 3/24/18 (h)	2,300,000	2,139,000
Kronos, Inc. Tranche B 2LN, term loan 10.4606% 6/11/18 (h)	1,000,000	1,005,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (h)	324,188	326,230
NXP BV:
Tranche A 2LN, term loan 5.5% 3/4/17 (h)	114,138	114,280
Tranche A6, term loan 5.25% 3/19/19 (h)	548,625	545,882
		5,320,437
Telecommunications - 1.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	149,250	149,071
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	930,325	834,967
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	44,888	45,280
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (h)	485,000	483,788
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	314,488
term loan 6.875% 8/11/15	1,117,538	1,128,092
		2,955,686
TOTAL FLOATING RATE LOANS (Cost $20,189,525)		20,473,259
Preferred Securities - 1.9%

Banks & Thrifts - 1.3%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	400,000	350,719
AMBB Capital (L) Ltd. 6.77% (f)(h)	100,000	98,207
Banque Federative du Credit Mutuel SA 4.471% (f)(h)	100,000	94,723
Barclays Bank PLC 4.75% (f)(h)	30,000	21,915
BNP Paribas SA 5.019% (f)(h)	50,000	47,709
Preferred Securities - continued
	Principal Amount (c)	Value
Banks & Thrifts - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (f)(h)	$ 150,000	$ 101,456
6.117% (f)(h)	500,000	434,076
Credit Agricole SA 7.875% (f)(h)	400,000	425,508
Intesa Sanpaolo SpA 8.047% (f)(h)	350,000	346,663
KBC Bank NV 8% (f)	100,000	88,281
Lloyds TSB Bank PLC 6.35% (f)(h)	400,000	334,900
Natixis SA 6.307% (f)(h)	150,000	122,734
OTP Bank PLC 5.875% (f)(h)	60,000	46,167
Societe Generale:
4.196% (f)(h)	473,000	385,161
6.999% (f)(h)	200,000	196,495
7.756% (f)(h)	50,000	51,062
UniCredit International Bank Luxembourg SA 8.125% (f)(h)	100,000	101,082
		3,246,858
Diversified Financial Services - 0.1%
Fortis Hybrid Financing SA 5.125% (f)(h)	50,000	32,915
UBS AG 4.28% (f)(h)	250,000	271,121
		304,036
Electric Utilities - 0.2%
RWE AG 4.625% (f)(h)	100,000	126,183
Southern California Edison Co. 6.25% (f)(h)	420,000	457,246
		583,429
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (f)(h)	150,000	189,563
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	200,000	196,200
Insurance - 0.0%
Aviva PLC 4.7291% (f)(h)	50,000	50,664
Steel - 0.1%
CITIC Pacific Ltd. 7.875% (f)(h)	200,000	200,078
TOTAL PREFERRED SECURITIES (Cost $5,074,399)		4,770,828
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $12,233,922)	12,233,922	$ 12,233,922
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $235,721,943)		241,511,366
NET OTHER ASSETS (LIABILITIES) - 1.4%		3,392,132
NET ASSETS - 100%		$ 244,903,498
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,077,685 or 21.7% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,819
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 167,350	$ 167,350	$ -	$ -
Energy	351,000	-	351,000	-
Financials	1,967,617	1,336,607	631,010	-
Utilities	1,087,000	1,087,000	-	-
Corporate Bonds	175,129,049	-	175,129,049	-
Government Obligations	25,331,341	-	25,331,341	-
Floating Rate Loans	20,473,259	-	20,473,259	-
Preferred Securities	4,770,828	-	4,770,828	-
Money Market Funds	12,233,922	12,233,922	-	-
Total Investments in Securities:	$ 241,511,366	$ 14,824,879	$ 226,686,487	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $235,135,096. Net unrealized appreciation aggregated $6,376,270, of which $10,348,330 related to appreciated investment securities and $3,972,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2012

1.804875.108

SPH-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 75.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,821
4.5% 11/15/29 (d)	2,126	2,098
		3,919
Metals/Mining - 0.4%
Massey Energy Co. 3.25% 8/1/15	7,320	6,259
Peabody Energy Corp. 4.75% 12/15/66	22,142	17,354
		23,613
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,349	781
TOTAL CONVERTIBLE BONDS		28,313
Nonconvertible Bonds - 74.6%
Aerospace - 0.5%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,600
Esterline Technologies Corp. 7% 8/1/20	4,518	4,970
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,587
7.125% 3/15/21	11,940	12,821
		31,978
Air Transportation - 0.1%
Air Canada 9.25% 8/1/15 (e)	7,121	7,174
Automotive - 3.3%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,020	1,038
10.625% 3/15/18	2,506	2,606
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,070	6,313
8.25% 6/15/21	6,785	7,022
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,914
6.75% 2/15/21	2,802	3,012
Delphi Corp.:
5.875% 5/15/19	12,555	13,497
6.125% 5/15/21	5,810	6,340
Exide Technologies 8.625% 2/1/18	5,346	4,237
Ford Motor Co.:
6.375% 2/1/29	2,308	2,443
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.: - continued
6.625% 2/15/28	$ 1,640	$ 1,765
6.625% 10/1/28	575	633
7.125% 11/15/25	95	108
7.45% 7/16/31	3,080	3,823
Ford Motor Credit Co. LLC:
5% 5/15/18	17,945	19,127
5.75% 2/1/21	8,012	8,733
5.875% 8/2/21	32,990	36,431
8% 12/15/16	2,136	2,525
8.125% 1/15/20	12,452	15,229
General Motors Acceptance Corp. 8% 11/1/31	21,485	25,274
International Automotive Components Group SA 9.125% 6/1/18 (e)	5,690	5,406
Navistar International Corp. 8.25% 11/1/21	8,149	7,640
Stoneridge, Inc. 9.5% 10/15/17 (e)	2,619	2,720
Tenneco, Inc. 7.75% 8/15/18	2,386	2,583
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	14,530	15,402
		196,821
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.6669% 2/11/14 (h)	4,945	4,988
4.5% 2/11/14	4,945	5,081
4.625% 6/26/15	5,000	5,159
5.5% 2/15/17	8,965	9,368
6.25% 12/1/17	4,180	4,514
7.5% 9/15/20	22,305	26,013
8% 3/15/20	15,105	17,956
GMAC LLC:
6.75% 12/1/14	10,609	11,458
8% 11/1/31	11,685	13,964
		98,501
Broadcasting - 0.3%
Clear Channel Communications, Inc. 10.75% 8/1/16	3,708	2,151
Nexstar Broadcasting, Inc.:
7% 1/15/14	336	333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.: - continued
7% 1/15/14 pay-in-kind	$ 9,695	$ 9,622
Univision Communications, Inc. 6.875% 5/15/19 (e)	8,040	8,362
		20,468
Building Materials - 3.5%
Associated Materials LLC 9.125% 11/1/17	28,294	27,304
Building Materials Corp. of America 6.75% 5/1/21 (e)	3,080	3,365
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	11,730	10,850
CEMEX SA de CV:
5.4606% 9/30/15 (e)(h)	33,110	30,544
9% 1/11/18 (e)	26,325	24,482
General Cable Corp.:
2.8356% 4/1/15 (h)	8,861	8,285
7.125% 4/1/17	10,679	10,999
Headwaters, Inc. 7.625% 4/1/19	18,934	18,934
Interline Brands, Inc. 7% 11/15/18	2,789	2,984
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(g)(h)	1,590	1,646
Masco Corp.:
5.95% 3/15/22	11,425	11,943
6.125% 10/3/16	1,445	1,553
7.125% 3/15/20	6,544	7,264
Masonite International Corp. 8.25% 4/15/21 (e)	2,205	2,315
Ply Gem Industries, Inc. 8.25% 2/15/18	20,963	21,749
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	6,110	6,416
USG Corp.:
7.875% 3/30/20 (e)	7,965	8,473
8.375% 10/15/18 (e)	9,560	10,349
		209,455
Cable TV - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	30,345	32,848
6.625% 1/31/22	14,585	15,879
7% 1/15/19	19,388	21,230
7.375% 6/1/20	6,410	7,115
7.875% 4/30/18	1,810	1,975
CSC Holdings LLC:
6.75% 11/15/21 (e)	8,245	9,018
8.625% 2/15/19	5,047	5,918
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
DISH DBS Corp. 6.75% 6/1/21	$ 11,235	$ 12,288
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,382
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	2,175	2,327
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (e)	1,515	1,632
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	965	1,045
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	29,492	30,598
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	6,215	6,595
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	3,390	3,509
		157,359
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	8,610	9,256
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,805
CNH Capital LLC 6.25% 11/1/16 (e)	4,955	5,277
Coleman Cable, Inc. 9% 2/15/18	13,972	14,740
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	7,340	7,450
		39,528
Chemicals - 1.6%
Celanese US Holdings LLC:
5.875% 6/15/21	3,065	3,326
6.625% 10/15/18	4,985	5,471
Chemtura Corp. 7.875% 9/1/18	11,278	12,208
Hexion US Finance Corp. 6.625% 4/15/20	1,800	1,841
INEOS Finance PLC:
7.5% 5/1/20 (e)	9,900	10,049
8.375% 2/15/19 (e)	3,410	3,499
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	15,330	13,490
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	4,760	4,986
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	3,439	3,585
LyondellBasell Industries NV:
5% 4/15/19	18,015	19,321
5.75% 4/15/24	7,160	8,073
6% 11/15/21	3,665	4,155
NOVA Chemicals Corp. 8.625% 11/1/19	1,623	1,854
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	1,455	1,528
		93,386
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	$ 1,805	$ 2,004
Libbey Glass, Inc. 6.875% 5/15/20 (e)	6,305	6,683
Prestige Brands, Inc. 8.125% 2/1/20 (e)	900	999
		9,686
Containers - 3.0%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	315	337
9.125% 10/15/20 (e)	3,370	3,539
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)	1,460	1,562
9.125% 10/15/20 (e)	17,077	17,931
9.125% 10/15/20 (e)	3,010	3,161
Berry Plastics Corp. 5.2051% 2/15/15 (h)	27,523	27,559
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,615	2,680
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	5,357	5,919
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,545
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21	14,930	15,900
7.125% 4/15/19	10,170	10,806
7.875% 8/15/19	14,665	16,168
8.25% 2/15/21	15,001	14,738
9.75% 4/15/19	9,864	10,037
9.875% 8/15/19	13,180	13,971
Sealed Air Corp.:
8.125% 9/15/19 (e)	9,615	10,769
8.375% 9/15/21 (e)	10,680	12,068
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	9,025	9,341
		180,031
Diversified Financial Services - 7.2%
Aircastle Ltd.:
7.625% 4/15/20	3,920	4,194
9.75% 8/1/18	6,508	7,354
CIT Group, Inc.:
4.25% 8/15/17	5,515	5,515
5% 5/15/17	19,015	19,776
5% 8/15/22	5,515	5,515
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5.25% 3/15/18	$ 14,490	$ 15,341
5.375% 5/15/20	12,850	13,460
5.5% 2/15/19 (e)	6,890	7,269
7% 5/2/16 (e)	41,867	42,024
7% 5/2/17 (e)	11,358	11,401
Eileme 2 AB 11.625% 1/31/20 (e)	3,480	3,689
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	35,205	37,405
International Lease Finance Corp.:
4.875% 4/1/15	10,000	10,275
5.625% 9/20/13	6,002	6,190
5.65% 6/1/14	4,281	4,431
5.75% 5/15/16	7,810	8,083
5.875% 5/1/13	4,440	4,562
6.25% 5/15/19	11,635	12,231
6.625% 11/15/13	9,689	10,125
7.125% 9/1/18 (e)	19,940	22,582
8.625% 9/15/15	44,364	50,020
8.625% 1/15/22	16,205	19,496
8.75% 3/15/17	30,306	35,231
8.875% 9/1/17	12,220	14,236
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	15,925	2,787
SLM Corp.:
6% 1/25/17	9,085	9,517
6.25% 1/25/16	7,125	7,553
7.25% 1/25/22	9,325	9,978
8% 3/25/20	18,702	20,993
8.45% 6/15/18	9,045	10,311
		431,544
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)	895	839
7.625% 3/15/20 (e)	8,510	8,148
Entravision Communication Corp. 8.75% 8/1/17	4,304	4,562
Lamar Media Corp. 5.875% 2/1/22	2,160	2,236
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	8,950	10,046
		25,831
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 6.3%
Atlantic Power Corp. 9% 11/15/18 (e)	$ 13,735	$ 14,319
Calpine Corp.:
7.5% 2/15/21 (e)	55,382	61,474
7.875% 7/31/20 (e)	29,302	32,818
CMS Energy Corp. 8.75% 6/15/19	2,369	2,902
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	1,900	2,161
Energy Future Holdings Corp. 10% 1/15/20	2,298	2,476
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	8,558	9,435
11% 10/1/21	1,288	1,236
11.75% 3/1/22 (e)	17,205	17,807
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	6,885	7,367
9.375% 5/1/20 (e)	14,325	15,435
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	18,197
9.875% 10/15/20	22,213	24,323
InterGen NV 9% 6/30/17 (e)	44,394	43,173
Mirant Americas Generation LLC:
8.5% 10/1/21	24,173	25,140
9.125% 5/1/31	12,944	13,332
NRG Energy, Inc.:
7.625% 5/15/19	2,975	3,101
7.875% 5/15/21	3,335	3,543
NSG Holdings II, LLC 7.75% 12/15/25 (e)	8,480	8,607
Puget Energy, Inc.:
5.625% 7/15/22 (e)	4,655	4,905
6% 9/1/21	6,915	7,648
RRI Energy, Inc. 7.875% 6/15/17	16,994	17,759
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,700	1,798
The AES Corp.:
7.375% 7/1/21 (e)	13,285	15,195
8% 10/15/17	14,174	16,442
9.75% 4/15/16	4,459	5,362
TXU Corp. 6.5% 11/15/24	2,916	1,451
		377,406
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - 8.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	$ 3,365	$ 3,550
7% 5/20/22	7,205	7,637
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,104
6.5% 5/20/21	2,350	2,444
Antero Resources Finance Corp. 7.25% 8/1/19	9,910	10,455
ATP Oil & Gas Corp. 11.875% 5/1/15	19,436	7,483
Atwood Oceanics, Inc. 6.5% 2/1/20	1,305	1,383
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	10,525	10,841
Chesapeake Energy Corp.:
6.125% 2/15/21	23,690	23,157
6.625% 8/15/20	8,220	8,179
6.875% 11/15/20	10,775	10,667
7.25% 12/15/18	4,265	4,372
9.5% 2/15/15	21,038	22,616
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,730	6,780
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	4,805	4,373
Continental Resources, Inc.:
5% 9/15/22 (e)	5,000	5,175
7.125% 4/1/21	2,865	3,223
7.375% 10/1/20	4,203	4,728
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	7,160	7,267
Denbury Resources, Inc. 8.25% 2/15/20	4,684	5,258
Edgen Murray Corp. 12.25% 1/15/15	19,529	19,822
Energy Transfer Equity LP 7.5% 10/15/20	22,218	25,384
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	23,345	23,170
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	7,993	7,533
Forest Oil Corp. 7.25% 6/15/19	21,983	21,104
Frontier Oil Corp. 6.875% 11/15/18	4,319	4,578
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	1,590	1,622
Hornbeck Offshore Services, Inc. 5.875% 4/1/20 (e)	5,715	5,801
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	27,387	28,140
7% 10/1/18	8,691	8,973
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Key Energy Services, Inc. 6.75% 3/1/21 (e)	$ 3,395	$ 3,395
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	23,395	23,161
6.5% 5/15/19 (e)	5,915	5,871
7.75% 2/1/21	4,893	5,138
8.625% 4/15/20	11,400	12,369
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	10,865	11,354
MRC Global, Inc. 9.5% 12/15/16	20,865	22,586
Newfield Exploration Co. 5.625% 7/1/24	6,550	6,910
Offshore Group Investment Ltd. 11.5% 8/1/15	3,299	3,612
Oil States International, Inc. 6.5% 6/1/19	6,290	6,620
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	14,965	15,638
Pioneer Drilling Co. 9.875% 3/15/18	5,603	5,883
Plains Exploration & Production Co.:
6.125% 6/15/19	5,000	5,163
6.75% 2/1/22	8,250	8,786
7.625% 6/1/18	1,894	2,027
7.625% 4/1/20	7,329	7,952
Precision Drilling Corp. 6.5% 12/15/21	1,100	1,144
Quicksilver Resources, Inc. 7.125% 4/1/16	1,462	1,170
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,148	7,648
Samson Investment Co. 9.75% 2/15/20 (e)	10,545	10,888
SESI LLC 6.375% 5/1/19	8,270	8,704
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,253
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	3,105	3,183
6.875% 2/1/21	5,584	5,891
7.875% 10/15/18	9,169	9,994
WPX Energy, Inc.:
5.25% 1/15/17	5,100	5,228
6% 1/15/22	6,890	7,079
		511,466
Environmental - 0.3%
Clean Harbors, Inc. 5.25% 8/1/20 (e)	4,380	4,517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.:
6.375% 10/1/22	$ 5,740	$ 6,171
7.25% 12/1/20	6,502	7,136
		17,824
Food & Drug Retail - 1.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	13,420	14,460
Rite Aid Corp.:
7.5% 3/1/17	10,210	10,312
9.25% 3/15/20	28,325	28,467
9.5% 6/15/17	33,090	33,586
10.375% 7/15/16	12,624	13,287
Tops Markets LLC 10.125% 10/15/15	1,435	1,525
		101,637
Food/Beverage/Tobacco - 1.2%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	22,989	23,276
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	17,869	18,405
Dean Foods Co. 7% 6/1/16	4,000	4,120
JBS Finance II Ltd. 8.25% 1/29/18 (e)	4,630	4,612
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	350	329
8.25% 2/1/20 (e)	11,395	11,310
Smithfield Foods, Inc. 6.625% 8/15/22 (g)	6,075	6,310
		68,362
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,628
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)	28,195	28,265
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	1,780	1,829
MGM Mirage, Inc.:
7.5% 6/1/16	3,365	3,483
7.625% 1/15/17	13,747	14,022
7.75% 3/15/22	18,135	18,090
8.625% 2/1/19 (e)	22,595	23,894
Pinnacle Entertainment, Inc. 7.75% 4/1/22	1,980	2,119
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	26,060	26,125
7.75% 8/15/20	4,880	5,417
		132,872
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - 7.7%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	$ 5,471	$ 5,881
Alere, Inc.:
8.625% 10/1/18	1,685	1,723
9% 5/15/16	10,879	11,287
Carriage Services, Inc. 7.875% 1/15/15	2,956	2,986
Community Health Systems, Inc.:
7.125% 7/15/20	6,270	6,568
8% 11/15/19	48,890	52,801
Emergency Medical Services Corp. 8.125% 6/1/19	11,987	12,751
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	6,682	7,384
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	2,305	2,541
Grifols, Inc. 8.25% 2/1/18	3,073	3,373
HCA Holdings, Inc. 7.75% 5/15/21	8,000	8,720
HCA, Inc.:
5.875% 3/15/22	12,000	12,915
6.5% 2/15/20	17,520	19,558
7.25% 9/15/20	2,436	2,716
7.5% 11/6/33	2,576	2,473
7.875% 2/15/20	16,571	18,808
8% 10/1/18	3,000	3,443
8.5% 4/15/19	9,363	10,557
Health Management Associates, Inc. 7.375% 1/15/20 (e)	1,765	1,906
Hologic, Inc. 6.25% 8/1/20 (e)(g)	7,235	7,651
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	17,015	16,547
Inverness Medical Innovations, Inc. 7.875% 2/1/16	12,892	13,279
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	1,855	2,050
Kindred Healthcare, Inc. 8.25% 6/1/19	2,580	2,457
Mylan, Inc. 6% 11/15/18 (e)	7,471	7,984
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)	16,945	18,131
6.75% 10/15/22	10,563	11,619
7.5% 2/15/20	6,951	7,785
Radiation Therapy Services, Inc. 8.875% 1/15/17	6,775	6,335
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	3,833
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	6,980	7,538
8.125% 11/1/18 (e)	3,670	3,954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Stewart Enterprises, Inc. 6.5% 4/15/19	$ 3,460	$ 3,633
Tenet Healthcare Corp.:
6.25% 11/1/18	6,620	7,175
8.875% 7/1/19	9,271	10,511
USPI Finance Corp. 9% 4/1/20 (e)	3,890	4,230
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	8,345	8,846
6.75% 8/15/21 (e)	16,343	16,547
6.875% 12/1/18 (e)	23,609	24,937
7% 10/1/20 (e)	2,900	2,994
7.25% 7/15/22 (e)	8,905	9,194
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	10,669	11,096
7.75% 2/1/19 (e)	10,005	10,405
8% 2/1/18	10,730	11,186
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	38,401	39,457
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	3,985	3,905
		461,670
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	4,248	4,562
11.625% 6/15/17	11,413	12,897
KB Home:
5.875% 1/15/15	932	941
6.25% 6/15/15	1,262	1,281
7.25% 6/15/18	4,400	4,444
8% 3/15/20	9,475	9,901
Realogy Corp.:
7.625% 1/15/20 (e)	11,410	12,222
7.875% 2/15/19 (e)	2,468	2,487
11.5% 4/15/17	5,441	5,427
Standard Pacific Corp.:
8.375% 5/15/18	11,118	12,354
8.375% 1/15/21	7,216	8,082
		74,598
Hotels - 0.8%
Choice Hotels International, Inc. 5.75% 7/1/22	1,825	1,944
FelCor Lodging LP 6.75% 6/1/19	17,415	18,416
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP:
5.25% 3/15/22 (e)	$ 10,000	$ 10,588
5.875% 6/15/19	10,030	11,033
6% 10/1/21	4,310	4,827
Host Marriott LP 6.375% 3/15/15	2,975	3,014
		49,822
Leisure - 0.6%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	12,449	8,792
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,381
NCL Corp. Ltd. 11.75% 11/15/16	4,465	5,112
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	12,179	14,889
yankee 7.25% 6/15/16	1,467	1,595
		37,769
Metals/Mining - 2.0%
Aleris International, Inc. 7.625% 2/15/18	4,100	4,295
Alpha Natural Resources, Inc.:
6% 6/1/19	14,245	12,393
6.25% 6/1/21	11,255	9,679
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	1,625	1,406
Calcipar SA 6.875% 5/1/18 (e)	1,635	1,627
CONSOL Energy, Inc.:
8% 4/1/17	21,892	23,070
8.25% 4/1/20	15,048	15,800
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	4,005	3,975
7% 11/1/15 (e)	15,520	15,810
8.25% 11/1/19 (e)	8,265	8,678
Peabody Energy Corp.:
6% 11/15/18 (e)	9,620	9,500
7.375% 11/1/16	2,503	2,753
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	5,530	5,585
SunCoke Energy, Inc. 7.625% 8/1/19	1,540	1,525
		116,096
Paper - 0.9%
AbitibiBowater, Inc. 10.25% 10/15/18	500	561
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Glatfelter 7.125% 5/1/16	$ 2,395	$ 2,449
Mercer International, Inc. 9.5% 12/1/17	7,706	8,053
NewPage Corp. 11.375% 12/31/14 (c)	39,949	26,966
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	1,800	1,647
Xerium Technologies, Inc. 8.875% 6/15/18	18,500	14,985
		54,661
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)	985	1,027
Cenveo Corp. 7.875% 12/1/13	5,227	5,201
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	1,448	1,004
		7,232
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	12,340	13,574
Landry's Acquisition Co. 9.375% 5/1/20 (e)	3,920	4,077
Roadhouse Financing, Inc. 10.75% 10/15/17	5,788	5,556
Wok Acquisition Corp. 10.25% 6/30/20 (e)	3,245	3,399
		26,606
Services - 1.0%
Air Lease Corp. 5.625% 4/1/17 (e)	7,705	7,676
ARAMARK Corp. 3.9659% 2/1/15 (h)	17,519	17,453
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9668% 5/15/14 (h)	6,559	6,477
7.75% 5/15/16	5,195	5,338
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	12,871	13,257
The Geo Group, Inc.:
6.625% 2/15/21	1,988	2,068
7.75% 10/15/17	1,756	1,870
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	3,505	3,645
		57,784
Shipping - 1.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	28,830	26,812
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	21,476	18,577
8.875% 11/1/17	12,916	13,045
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.875% 11/1/17 (e)	3,630	3,648
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	1,620	1,474
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 19,152	$ 19,056
Teekay Corp. 8.5% 1/15/20	4,508	4,621
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,721	3,824
		91,057
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	11,479	11,135
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	17,513	17,557
		28,692
Super Retail - 1.7%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,758	19,368
Claire's Stores, Inc.:
8.875% 3/15/19	1,119	943
9% 3/15/19 (e)	30,920	31,925
J. Crew Group, Inc. 8.125% 3/1/19	14,843	15,270
Limited Brands, Inc.:
6.625% 4/1/21	9,440	10,526
7% 5/1/20	4,578	5,093
Office Depot, Inc. 9.75% 3/15/19 (e)	5,365	5,070
Sally Holdings LLC 6.875% 11/15/19	3,800	4,218
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (e)	10,189	8,151
		100,564
Technology - 4.9%
Avaya, Inc.:
7% 4/1/19 (e)	50,323	45,354
9.75% 11/1/15	45,520	35,619
10.125% 11/1/15 pay-in-kind (h)	58,388	45,397
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (d)	5,562	6,063
8.5% 4/1/19	14,555	15,428
Ceridian Corp.:
8.875% 7/15/19 (e)	5,235	5,510
11.25% 11/15/15	1,697	1,663
CommScope, Inc. 8.25% 1/15/19 (e)	5,142	5,386
First Data Corp.:
7.375% 6/15/19 (e)	9,985	10,422
8.25% 1/15/21 (e)	4,566	4,555
8.75% 1/15/22 pay-in-kind (e)(h)	8,382	8,413
10.55% 9/24/15 pay-in-kind (h)	2,340	2,399
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
12.625% 1/15/21	$ 11,712	$ 11,829
Freescale Semiconductor, Inc.:
8.05% 2/1/20	3,595	3,487
9.25% 4/15/18 (e)	14,181	15,174
10.125% 3/15/18 (e)	12,476	13,599
Jabil Circuit, Inc.:
4.7% 9/15/22	5,000	5,000
5.625% 12/15/20	3,170	3,392
Lawson Software, Inc. 9.375% 4/1/19 (e)	3,310	3,550
Lucent Technologies, Inc. 6.45% 3/15/29	3,524	2,009
Sanmina-SCI Corp. 7% 5/15/19 (e)	12,925	12,860
Serena Software, Inc. 10.375% 3/15/16	2,183	2,238
Spansion LLC 7.875% 11/15/17	7,657	7,427
Viasystems, Inc. 7.875% 5/1/19 (e)	7,145	7,038
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	15,805	16,240
13.375% 10/15/19 (e)	3,655	3,600
		293,652
Telecommunications - 5.1%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	18,748	12,186
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	6,057	5,724
Clearwire Escrow Corp. 12% 12/1/15 (e)	6,021	5,660
Cricket Communications, Inc. 7.75% 10/15/20	21,815	20,833
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(h)	2,905	2,949
Dycom Investments, Inc. 7.125% 1/15/21	4,400	4,785
Frontier Communications Corp.:
8.25% 4/15/17	7,119	7,804
8.5% 4/15/20	14,722	15,973
Intelsat Jackson Holdings SA:
7.25% 4/1/19	14,240	15,237
7.5% 4/1/21	16,635	17,883
Intelsat Luxembourg SA:
11.25% 2/4/17	5,620	5,887
11.5% 2/4/17 pay-in-kind (h)	30,943	32,180
Level 3 Communications, Inc. 8.875% 6/1/19 (e)(g)	3,955	4,044
MetroPCS Wireless, Inc. 6.625% 11/15/20	8,330	8,444
Nextel Communications, Inc. 7.375% 8/1/15	46,189	46,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp. 7.625% 4/1/21	$ 6,645	$ 5,083
Sprint Capital Corp. 6.9% 5/1/19	34,939	35,812
Sprint Nextel Corp.:
8.375% 8/15/17	7,914	8,646
9% 11/15/18 (e)	3,320	3,884
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	9,750	10,091
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,159	6,372
11.75% 7/15/17 (e)	14,766	12,256
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	19,587	12,233
Windstream Corp. 7% 3/15/19	3,196	3,252
		303,753
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	26,933	28,886
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,891	5,453
		34,339
TOTAL NONCONVERTIBLE BONDS		4,449,624
TOTAL CORPORATE BONDS (Cost $4,324,587)		4,477,937
Common Stocks - 0.5%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	179,281	6,547
Building Materials - 0.2%
Nortek, Inc. (a)	221,925	11,323
Chemicals - 0.2%
LyondellBasell Industries NV Class A	186,237	8,293
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,405
Class B (a)	5,854	468
		1,873
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	$ 976
TOTAL COMMON STOCKS (Cost $42,813)		29,012
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 1.5%
Banks & Thrifts - 1.1%
Bank of America Corp. Series L, 7.25%	25,242	25,671
Huntington Bancshares, Inc. 8.50%	22,162	26,577
Wells Fargo & Co. 7.50%	12,613	14,593
		66,841
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,400	10,270
Electric Utilities - 0.0%
PPL Corp. 8.75%	49,100	2,666
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	10,600	9,302
TOTAL CONVERTIBLE PREFERRED STOCKS		89,079
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	22,830	20,319
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	223,587	6,124
GMAC Capital Trust I Series 2, 8.125%	995,482	24,270
		30,394
TOTAL NONCONVERTIBLE PREFERRED STOCKS		50,713
TOTAL PREFERRED STOCKS (Cost $122,576)		139,792
Floating Rate Loans - 12.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.2%
Sequa Corp. term loan 3.72% 12/3/14 (h)	$ 10,923	$ 10,814
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (h)	3,338	3,342
		14,156
Air Transportation - 0.7%
US Airways Group, Inc. term loan 2.7462% 3/23/14 (h)	40,212	38,604
Automotive - 0.6%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (h)	11,601	11,775
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	1,424	1,424
Federal-Mogul Corp.:
Tranche B, term loan 2.1792% 12/27/14 (h)	14,856	14,113
Tranche C, term loan 2.1864% 12/27/15 (h)	7,579	7,200
		34,512
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.4957% 3/31/17 (h)	34,366	32,905
VNU, Inc. Tranche C, term loan 3.4958% 5/1/16 (h)	3,600	3,564
		36,469
Cable TV - 0.9%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	29,514	29,255
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	21,525	21,294
		50,549
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	1,755	1,764
Tranche B 1LN, term loan 4.7759% 6/7/18 (h)	4,994	4,969
		6,733
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	4,590	4,607
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	7,656	7,579
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (h)	5,781	5,658
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	1,122	1,133
		18,977
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (h)	$ 2,755	$ 2,779
Electric Utilities - 0.8%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7106% 12/15/14 (h)	19,633	19,142
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (h)	40,527	25,785
		44,927
Energy - 0.5%
CCS, Inc. Tranche B, term loan 3.2457% 11/14/14 (h)	14,730	14,325
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	11,065	10,996
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (h)	3,270	3,311
		28,632
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (h)	6,526	6,395
Gaming - 0.2%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	4,990	5,003
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4962% 1/28/18 (h)	5,000	4,413
		9,416
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 3.9667% 1/25/17 (h)	3,379	3,355
Tranche B, term loan 2.5774% 7/25/14 (h)	5,607	5,589
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	6,269	6,253
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (h)	5,519	5,512
HCA, Inc.:
Tranche B2, term loan 3.7106% 3/31/17 (h)	3,376	3,326
Tranche B3, term loan 3.4957% 5/1/18 (h)	10,022	9,859
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	12,155	12,141
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	4,622	4,673
VWR Funding, Inc. term loan 2.7457% 6/29/14 (h)	8,194	8,184
		58,892
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4958% 10/10/16 (h)	$ 1,825	$ 1,724
term loan 4.4988% 10/10/16 (h)	23,954	22,636
		24,360
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (h)	6,005	5,915
Publishing/Printing - 0.3%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (h)	22,584	20,608
Restaurants - 0.6%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	7,656	7,675
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4988% 6/14/13 (h)	2,781	2,746
term loan 2.5625% 6/14/14 (h)	28,026	27,675
		38,096
Services - 0.1%
ServiceMaster Co.:
term loan 2.7981% 7/24/14 (h)	7,031	6,987
Tranche DD, term loan 2.75% 7/24/14 (h)	700	696
		7,683
Super Retail - 0.7%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (h)	8,927	8,827
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	33,970	33,683
		42,510
Technology - 3.1%
Avaya, Inc.:
term loan 3.2169% 10/27/14 (h)	16,638	15,349
Tranche B 3LN, term loan 4.9669% 10/26/17 (h)	35,409	30,983
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	16,672	16,339
First Data Corp. term loan 4.2468% 3/24/18 (h)	72,885	67,786
Freescale Semiconductor, Inc. term loan 4.4952% 12/1/16 (h)	24,815	23,388
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (h)	12,514	12,592
NXP BV:
term loan 4.5% 3/4/17 (h)	2,985	2,948
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
NXP BV: - continued
Tranche A6, term loan 5.25% 3/19/19 (h)	$ 7,406	$ 7,369
SunGard Data Systems, Inc. Tranche C, term loan 3.9958% 2/28/17 (h)	5,153	5,153
		181,907
Telecommunications - 1.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	5,801	5,794
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	48,800	43,798
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	1,815	1,831
Intelsat Jackson Holdings SA:
term loan 3.2488% 2/1/14 (h)	12,730	12,527
Tranche B, term loan 5.25% 4/2/18 (h)	12,362	12,362
		76,312
TOTAL FLOATING RATE LOANS (Cost $747,485)		748,432
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (f)(h)	4,610	4,935
8.125% (f)(h)	8,133	8,883
TOTAL PREFERRED SECURITIES (Cost $12,498)		13,818
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $504,856)	504,855,772	504,856
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,754,815)		5,913,847
NET OTHER ASSETS (LIABILITIES) - 0.8%		46,989
NET ASSETS - 100%		$ 5,960,836
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,470,290,000 or 24.7% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $976,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 196
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,246	$ -	$ 10,270	$ 976
Energy	9,302	-	9,302	-
Financials	124,101	103,782	20,319	-
Industrials	13,196	11,323	-	1,873
Materials	8,293	8,293	-	-
Utilities	2,666	-	2,666	-
Corporate Bonds	4,477,937	-	4,477,937	-
Floating Rate Loans	748,432	-	748,432	-
Preferred Securities	13,818	-	13,818	-
Money Market Funds	504,856	504,856	-	-
Total Investments in Securities:	$ 5,913,847	$ 628,254	$ 5,282,744	$ 2,849
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $5,716,148,000. Net unrealized appreciation aggregated $197,699,000, of which $337,646,000 related to appreciated investment securities and $139,947,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

July 31, 2012

1.924275.101

FSH-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.2%
	Principal Amount	Value
Convertible Bonds - 0.5%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,554,573
4.5% 11/15/29 (d)	1,814,000	1,789,874
		3,344,447
Metals/Mining - 0.4%
Massey Energy Co. 3.25% 8/1/15	11,330,000	9,687,150
Peabody Energy Corp. 4.75% 12/15/66	35,838,000	28,088,033
		37,775,183
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,151,000	666,141
TOTAL CONVERTIBLE BONDS		41,785,771
Nonconvertible Bonds - 76.7%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,486,340
Esterline Technologies Corp. 7% 8/1/20	3,857,000	4,242,700
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,533,845
7.125% 3/15/21	18,713,000	20,093,084
		39,355,969
Air Transportation - 0.2%
Air Canada 9.25% 8/1/15 (e)	11,379,000	11,464,343
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	5,345,183	5,772,798
Continental Airlines, Inc. 3.5919% 6/2/13 (h)	2,056,690	2,007,843
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,953,979	3,016,899
		22,261,883
Automotive - 3.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,795,000	1,826,413
10.625% 3/15/18	4,188,000	4,355,520
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	10,810,000	11,242,400
8.25% 6/15/21	8,965,000	9,278,775
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,849,500
6.75% 2/15/21	4,885,000	5,251,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Delphi Corp.:
5.875% 5/15/19	$ 22,965,000	$ 24,687,375
6.125% 5/15/21	15,255,000	16,647,019
Exide Technologies 8.625% 2/1/18	9,855,000	7,810,088
Ford Motor Co.:
6.375% 2/1/29	4,276,000	4,525,453
6.625% 2/15/28	2,943,000	3,167,339
6.625% 10/1/28	1,075,000	1,182,603
7.125% 11/15/25	175,000	198,406
7.45% 7/16/31	5,445,000	6,758,606
Ford Motor Credit Co. LLC:
5% 5/15/18	29,955,000	31,927,746
5.75% 2/1/21	8,379,000	9,133,110
5.875% 8/2/21	63,350,000	69,957,152
6.625% 8/15/17	8,930,000	10,180,200
8% 12/15/16	1,824,000	2,155,897
8.125% 1/15/20	10,628,000	12,997,991
12% 5/15/15	12,691,000	15,689,883
General Motors Acceptance Corp. 8% 11/1/31	26,411,000	31,068,844
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
7.2% 1/15/11 (c)	5,277,000	1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
International Automotive Components Group SA 9.125% 6/1/18 (e)	11,135,000	10,578,250
Navistar International Corp. 8.25% 11/1/21	6,962,000	6,526,875
Stoneridge, Inc. 9.5% 10/15/17 (e)	4,332,000	4,499,865
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,640,786
7.75% 8/15/18	4,072,000	4,407,940
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	2,372,000	2,632,920
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	21,213,000	22,485,780
		343,664,117
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
3.6669% 2/11/14 (h)	21,335,000	21,521,681
4.5% 2/11/14	4,220,000	4,336,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
5.5% 2/15/17	$ 15,315,000	$ 16,004,175
6.25% 12/1/17	1,024,000	1,105,920
7.5% 9/15/20	46,715,000	54,481,369
8% 3/15/20	28,438,000	33,805,673
General Motors Acceptance Corp. 6.75% 12/1/14	9,100,000	9,828,000
GMAC LLC:
6.75% 12/1/14	13,444,000	14,519,520
8% 12/31/18	7,311,000	8,261,430
8% 11/1/31	12,170,000	14,543,150
		178,406,968
Broadcasting - 0.3%
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	1,804,660
10.75% 8/1/16	6,984,000	4,050,720
Nexstar Broadcasting, Inc.:
7% 1/15/14	281,000	278,893
7% 1/15/14 pay-in-kind	8,276,000	8,213,930
Univision Communications, Inc. 6.875% 5/15/19 (e)	13,680,000	14,227,200
		28,575,403
Building Materials - 3.4%
Associated Materials LLC 9.125% 11/1/17	45,917,000	44,309,905
Building Materials Corp. of America 6.75% 5/1/21 (e)	7,455,000	8,144,588
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	17,235,000	15,942,375
CEMEX SA de CV:
5.4606% 9/30/15 (e)(h)	51,910,000	47,886,975
9% 1/11/18 (e)	40,105,000	37,297,650
General Cable Corp.:
2.8356% 4/1/15 (h)	7,564,000	7,072,340
7.125% 4/1/17	10,017,000	10,317,510
Headwaters, Inc. 7.625% 4/1/19	29,216,000	29,216,000
Interline Brands, Inc. 7% 11/15/18	2,381,000	2,547,670
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(g)(h)	2,455,000	2,540,925
Masco Corp.:
5.95% 3/15/22	18,445,000	19,281,352
6.125% 10/3/16	2,705,000	2,907,632
7.125% 3/15/20	7,186,000	7,976,460
Masonite International Corp. 8.25% 4/15/21 (e)	3,975,000	4,173,750
Ply Gem Industries, Inc. 8.25% 2/15/18	36,097,000	37,450,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	$ 10,705,000	$ 11,240,250
USG Corp.:
7.875% 3/30/20 (e)	9,590,000	10,201,363
8.375% 10/15/18 (e)	11,760,000	12,730,200
		311,237,583
Cable TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	38,860,000	42,065,950
6.625% 1/31/22	16,840,000	18,334,550
7% 1/15/19	34,476,000	37,751,220
7.375% 6/1/20	11,590,000	12,864,900
7.875% 4/30/18	3,467,000	3,783,364
CSC Holdings LLC:
6.75% 11/15/21 (e)	15,170,000	16,591,429
8.625% 2/15/19	4,308,000	5,051,130
DISH DBS Corp. 6.75% 6/1/21	17,650,000	19,304,688
EchoStar Communications Corp. 7.125% 2/1/16	11,031,000	12,134,100
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	3,500,000	3,745,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (e)	2,795,000	3,011,613
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	5,475,000	5,926,688
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	42,728,000	44,330,300
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	11,355,000	12,049,926
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	5,860,000	6,065,100
		243,009,958
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	7,350,000	7,901,250
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	2,951,040
CNH Capital LLC 6.25% 11/1/16 (e)	6,105,000	6,501,825
Coleman Cable, Inc. 9% 2/15/18	15,926,000	16,801,930
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	11,310,000	11,479,650
		45,635,695
Chemicals - 1.6%
Celanese US Holdings LLC:
5.875% 6/15/21	5,630,000	6,108,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Celanese US Holdings LLC: - continued
6.625% 10/15/18	$ 9,255,000	$ 10,157,363
Chemtura Corp. 7.875% 9/1/18	10,347,000	11,200,628
Hexion US Finance Corp. 6.625% 4/15/20	2,905,000	2,970,363
INEOS Finance PLC:
7.5% 5/1/20 (e)	15,825,000	16,062,375
8.375% 2/15/19 (e)	5,870,000	6,023,794
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	21,245,000	18,695,600
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	8,790,000	9,207,525
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	3,060,780
LyondellBasell Industries NV:
5% 4/15/19	28,980,000	31,081,050
5.75% 4/15/24	11,525,000	12,994,438
6% 11/15/21	6,710,000	7,607,798
NOVA Chemicals Corp. 8.625% 11/1/19	1,712,000	1,955,960
Solutia, Inc.:
7.875% 3/15/20	2,112,000	2,497,440
8.75% 11/1/17	1,498,000	1,707,720
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	2,550,000	2,677,500
		144,008,884
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,355,530
Libbey Glass, Inc. 6.875% 5/15/20 (e)	10,045,000	10,647,700
Prestige Brands, Inc. 8.125% 2/1/20 (e)	1,575,000	1,748,250
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,191,638
		19,943,118
Containers - 3.0%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	6,425,000	6,874,750
9.125% 10/15/20 (e)	5,997,000	6,296,850
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)	2,260,000	2,418,200
9.125% 10/15/20 (e)	20,729,000	21,765,450
9.125% 10/15/20 (e)	4,650,000	4,882,500
Berry Plastics Corp. 5.2051% 2/15/15 (h)	32,653,000	32,695,449
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	4,095,000	4,197,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	$ 10,833,000	$ 11,970,465
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	3,025,860
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21	28,046,000	29,868,990
7.125% 4/15/19	7,737,000	8,220,563
7.875% 8/15/19	26,275,000	28,968,188
8.25% 2/15/21	25,364,000	24,920,130
9.75% 4/15/19	9,686,000	9,855,505
9.875% 8/15/19	20,695,000	21,936,700
Sealed Air Corp.:
8.125% 9/15/19 (e)	16,295,000	18,250,400
8.375% 9/15/21 (e)	18,235,000	20,605,550
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	14,400,000	14,904,000
		271,656,925
Diversified Financial Services - 7.6%
Aircastle Ltd.:
7.625% 4/15/20	3,080,000	3,295,600
9.75% 8/1/18	11,849,000	13,389,370
CIT Group, Inc.:
4.25% 8/15/17	8,475,000	8,475,000
5% 5/15/17	30,415,000	31,631,600
5% 8/15/22	8,475,000	8,475,000
5.25% 3/15/18	23,120,000	24,478,300
5.375% 5/15/20	20,560,000	21,536,600
5.5% 2/15/19 (e)	11,890,000	12,543,950
6.625% 4/1/18 (e)	3,000,000	3,285,000
7% 5/2/16 (e)	76,115,000	76,400,431
7% 5/2/17 (e)	31,879,576	31,999,124
Eileme 2 AB 11.625% 1/31/20 (e)	6,100,000	6,466,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	53,059,000	56,375,188
International Lease Finance Corp.:
5.625% 9/20/13	6,328,000	6,525,750
5.65% 6/1/14	3,798,000	3,930,930
5.75% 5/15/16	14,235,000	14,733,225
5.875% 5/1/13	5,475,000	5,625,563
6.25% 5/15/19	22,245,000	23,385,056
6.625% 11/15/13	19,195,000	20,058,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (e)	$ 29,553,000	$ 33,468,773
8.25% 12/15/20	14,326,000	16,761,420
8.625% 9/15/15	69,175,000	77,994,813
8.625% 1/15/22	28,875,000	34,738,560
8.75% 3/15/17	37,296,000	43,356,600
8.875% 9/1/17	27,430,000	31,955,950
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	17,890,000	3,130,750
SLM Corp.:
6% 1/25/17	15,240,000	15,963,900
6.25% 1/25/16	7,070,000	7,494,200
7.25% 1/25/22	15,760,000	16,863,200
8% 3/25/20	28,393,000	31,871,143
8.45% 6/15/18	10,520,000	11,992,800
		698,202,571
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)	1,455,000	1,364,063
7.625% 3/15/20 (e)	13,740,000	13,156,050
Entravision Communication Corp. 8.75% 8/1/17	8,012,000	8,492,720
Lamar Media Corp. 5.875% 2/1/22	3,760,000	3,891,600
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	9,435,000	10,590,788
		37,495,221
Electric Utilities - 6.8%
Atlantic Power Corp. 9% 11/15/18 (e)	25,315,000	26,390,888
Calpine Corp.:
7.5% 2/15/21 (e)	75,623,000	83,941,530
7.875% 7/31/20 (e)	24,158,000	27,056,960
7.875% 1/15/23 (e)	32,790,000	37,216,650
CMS Energy Corp. 8.75% 6/15/19	3,516,000	4,307,100
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	3,575,000	4,066,563
Energy Future Holdings Corp. 10% 1/15/20	14,055,000	15,144,263
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	22,442,000	24,742,305
11% 10/1/21	18,381,000	17,645,760
11.75% 3/1/22 (e)	29,365,000	30,392,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	$ 11,035,000	$ 11,807,450
9.375% 5/1/20 (e)	22,965,000	24,744,788
GenOn Energy, Inc.:
9.5% 10/15/18	35,499,000	39,137,648
9.875% 10/15/20	44,812,000	49,069,140
InterGen NV 9% 6/30/17 (e)	64,622,000	62,844,895
Mirant Americas Generation LLC:
8.5% 10/1/21	35,482,000	36,901,280
9.125% 5/1/31	14,621,000	15,059,630
NRG Energy, Inc.:
7.625% 5/15/19	5,470,000	5,702,475
7.875% 5/15/21	6,125,000	6,507,813
NSG Holdings II, LLC 7.75% 12/15/25 (e)	10,021,000	10,171,315
Puget Energy, Inc.:
5.625% 7/15/22 (e)	7,350,000	7,744,695
6% 9/1/21	12,615,000	13,952,442
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	15,158,770
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,444,650	1,527,717
The AES Corp.:
7.375% 7/1/21 (e)	23,825,000	27,249,844
8% 10/15/17	16,106,000	18,682,960
9.75% 4/15/16	3,806,000	4,576,715
TXU Corp. 6.5% 11/15/24	5,323,000	2,648,193
		624,392,564
Energy - 8.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,266,700
7% 5/20/22	12,725,000	13,488,500
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,393,600
6.5% 5/20/21	2,007,000	2,087,280
Antero Resources Finance Corp. 7.25% 8/1/19	16,240,000	17,133,200
ATP Oil & Gas Corp. 11.875% 5/1/15	38,719,000	14,906,815
Atwood Oceanics, Inc. 6.5% 2/1/20	2,285,000	2,422,100
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	18,655,000	19,214,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
6.125% 2/15/21	$ 32,905,000	$ 32,164,638
6.625% 8/15/20	11,430,000	11,372,850
6.875% 11/15/20	20,570,000	20,364,300
7.25% 12/15/18	6,815,000	6,985,375
9.5% 2/15/15	28,431,000	30,563,325
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	11,900,000	11,989,250
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	8,940,000	8,135,400
Continental Resources, Inc.:
7.125% 4/1/21	2,445,000	2,750,625
7.375% 10/1/20	3,587,000	4,035,375
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	12,590,000	12,778,850
Denbury Resources, Inc. 8.25% 2/15/20	7,817,000	8,774,583
Edgen Murray Corp. 12.25% 1/15/15	27,770,000	28,186,550
Energy Transfer Equity LP 7.5% 10/15/20	36,250,000	41,415,625
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	36,951,000	36,673,868
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	14,340,000	13,515,450
Forest Oil Corp. 7.25% 6/15/19	25,457,000	24,438,720
Frontier Oil Corp. 6.875% 11/15/18	3,686,000	3,907,160
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	2,585,000	2,636,700
Hornbeck Offshore Services, Inc. 5.875% 4/1/20 (e)	9,240,000	9,378,600
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	41,454,000	42,593,985
7% 10/1/18	17,924,000	18,506,530
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	34,940,000	34,590,600
6.5% 5/15/19 (e)	10,850,000	10,768,625
7.75% 2/1/21	14,292,000	15,006,600
8.625% 4/15/20	21,983,000	23,851,555
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	20,225,000	21,135,125
MRC Global, Inc. 9.5% 12/15/16	35,793,000	38,745,923
Offshore Group Investment Ltd. 11.5% 8/1/15	8,093,000	8,861,835
Oil States International, Inc. 6.5% 6/1/19	11,590,000	12,198,475
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	22,245,000	23,246,025
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,496,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
6.625% 5/1/21	$ 18,000,000	$ 18,945,000
6.75% 2/1/22	15,020,000	15,996,300
7.625% 6/1/18	1,616,000	1,729,120
7.625% 4/1/20	6,256,000	6,787,760
Precision Drilling Corp. 6.5% 12/15/21	2,020,000	2,100,800
Quicksilver Resources, Inc. 7.125% 4/1/16	1,248,000	998,400
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,529,000	8,056,030
Samson Investment Co. 9.75% 2/15/20 (e)	12,445,000	12,849,463
SESI LLC 6.375% 5/1/19	15,160,000	15,955,900
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,495,310
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	5,410,000	5,545,250
6.875% 2/1/21	6,047,000	6,379,585
7.875% 10/15/18	7,826,000	8,530,340
Venoco, Inc. 11.5% 10/1/17	3,216,000	3,384,840
WPX Energy, Inc.:
5.25% 1/15/17	9,345,000	9,578,625
6% 1/15/22	9,735,000	10,002,713
		786,317,403
Environmental - 0.3%
Clean Harbors, Inc. 5.25% 8/1/20 (e)	6,780,000	6,991,875
Covanta Holding Corp.:
6.375% 10/1/22	9,165,000	9,852,375
7.25% 12/1/20	12,118,000	13,300,123
		30,144,373
Food & Drug Retail - 1.8%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	27,208,000	29,316,620
Rite Aid Corp.:
7.5% 3/1/17	16,796,000	16,963,960
9.25% 3/15/20	42,085,000	42,295,425
9.5% 6/15/17	57,788,000	58,654,820
10.375% 7/15/16	12,776,000	13,446,740
Tops Markets LLC 10.125% 10/15/15	2,976,000	3,162,000
		163,839,565
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 1.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	$ 33,172,000	$ 33,586,650
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	21,725,000	22,376,750
Dean Foods Co. 7% 6/1/16	3,415,000	3,517,450
JBS Finance II Ltd. 8.25% 1/29/18 (e)	7,385,000	7,356,937
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	590,000	554,600
8.25% 2/1/20 (e)	11,890,000	11,800,825
Smithfield Foods, Inc. 6.625% 8/15/22 (g)	9,395,000	9,759,056
		88,952,268
Gaming - 2.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,523,000
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)	33,055,000	33,137,638
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	3,100,000	3,185,250
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,803,175
MGM Mirage, Inc.:
7.5% 6/1/16	11,553,000	11,957,355
7.625% 1/15/17	7,781,000	7,936,620
7.75% 3/15/22	28,890,000	28,817,775
8.625% 2/1/19 (e)	39,690,000	41,972,175
9% 3/15/20	4,313,000	4,830,560
10% 11/1/16	3,823,000	4,224,415
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,424,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	42,035,000	42,140,088
7.75% 8/15/20	8,697,000	9,653,670
		217,605,721
Healthcare - 8.3%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	4,669,000	5,019,175
Alere, Inc.:
8.625% 10/1/18	2,655,000	2,714,738
9% 5/15/16	14,851,000	15,407,913
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,817,645
Carriage Services, Inc. 7.875% 1/15/15	2,524,000	2,549,240
Community Health Systems, Inc.:
7.125% 7/15/20	9,750,000	10,213,125
8% 11/15/19	73,275,000	79,137,000
DaVita, Inc. 6.375% 11/1/18	5,041,000	5,343,460
Emergency Medical Services Corp. 8.125% 6/1/19	22,025,000	23,429,094
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	12,053,000	13,318,565
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	$ 4,395,000	$ 4,845,488
Grifols, Inc. 8.25% 2/1/18	5,745,000	6,305,138
HCA Holdings, Inc. 7.75% 5/15/21	66,432,000	72,410,880
HCA, Inc.:
6.5% 2/15/20	33,210,000	37,072,323
7.25% 9/15/20	11,344,000	12,648,560
7.5% 11/6/33	2,199,000	2,111,040
7.875% 2/15/20	14,144,000	16,053,440
8.5% 4/15/19	7,992,000	9,010,980
Health Management Associates, Inc. 7.375% 1/15/20 (e)	3,220,000	3,477,600
Hologic, Inc. 6.25% 8/1/20 (e)(g)	11,185,000	11,828,138
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	26,860,000	26,121,350
Inverness Medical Innovations, Inc. 7.875% 2/1/16	16,088,000	16,570,640
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	3,375,000	3,729,375
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	3,762,375
Mylan, Inc. 6% 11/15/18 (e)	11,015,000	11,771,731
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)	27,385,000	29,301,950
6.75% 10/15/22	25,361,000	27,897,100
7.5% 2/15/20	8,934,000	10,006,080
Radiation Therapy Services, Inc. 8.875% 1/15/17	10,850,000	10,144,750
Rotech Healthcare, Inc.:
10.5% 3/15/18	3,057,000	1,681,350
10.75% 10/15/15	7,566,000	7,282,275
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	13,016,000	14,057,280
8.125% 11/1/18 (e)	5,660,000	6,098,650
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,594,000
Tenet Healthcare Corp.:
6.25% 11/1/18	12,130,000	13,146,494
8.875% 7/1/19	9,725,000	11,026,205
USPI Finance Corp. 9% 4/1/20 (e)	6,275,000	6,824,063
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	10,766,000	11,411,960
6.75% 8/15/21 (e)	23,271,000	23,561,888
6.875% 12/1/18 (e)	40,495,000	42,772,844
7% 10/1/20 (e)	5,255,000	5,425,788
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
7.25% 7/15/22 (e)	$ 11,781,000	$ 12,163,883
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	17,911,000	18,627,440
7.75% 2/1/19 (e)	14,500,000	15,080,000
8% 2/1/18	17,475,000	18,217,688
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	59,227,000	60,855,743
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	7,320,000	7,173,600
		762,020,044
Homebuilders/Real Estate - 1.4%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	9,450,000	10,147,410
11.625% 6/15/17	16,463,000	18,603,190
KB Home:
5.875% 1/15/15	1,709,000	1,726,090
6.25% 6/15/15	1,427,000	1,448,405
7.25% 6/15/18	7,795,000	7,872,950
8% 3/15/20	15,845,000	16,558,025
Realogy Corp.:
7.625% 1/15/20 (e)	19,890,000	21,306,168
7.875% 2/15/19 (e)	4,602,000	4,636,515
11.5% 4/15/17	8,856,000	8,833,860
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	22,742,930
8.375% 1/15/21	16,484,000	18,462,080
		132,337,623
Hotels - 0.8%
Choice Hotels International, Inc. 5.75% 7/1/22	2,865,000	3,051,225
FelCor Lodging LP 6.75% 6/1/19	33,860,000	35,806,950
Host Hotels & Resorts LP:
5.875% 6/15/19	18,405,000	20,245,500
6% 10/1/21	7,865,000	8,808,800
Host Marriott LP 6.375% 3/15/15	2,540,000	2,573,337
		70,485,812
Leisure - 0.5%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	10,626,000	7,504,613
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	11,121,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
NCL Corp. Ltd. 11.75% 11/15/16	$ 9,650,000	$ 11,049,250
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,396,000	12,709,110
yankee 7.25% 6/15/16	1,253,000	1,362,638
		43,746,761
Metals/Mining - 1.9%
Aleris International, Inc. 7.625% 2/15/18	3,500,000	3,666,250
Alpha Natural Resources, Inc.:
6% 6/1/19	24,900,000	21,663,000
6.25% 6/1/21	14,685,000	12,629,100
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	2,990,000	2,586,350
Calcipar SA 6.875% 5/1/18 (e)	3,020,000	3,004,900
CONSOL Energy, Inc.:
8% 4/1/17	25,295,000	26,655,871
8.25% 4/1/20	28,710,000	30,145,500
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	6,385,000	6,337,113
7% 11/1/15 (e)	20,089,000	20,464,664
8.25% 11/1/19 (e)	17,095,000	17,949,750
Peabody Energy Corp.:
6% 11/15/18 (e)	12,130,000	11,978,375
7.375% 11/1/16	2,137,000	2,350,700
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	8,815,000	8,903,150
SunCoke Energy, Inc. 7.625% 8/1/19	2,835,000	2,806,650
		171,141,373
Paper - 1.1%
AbitibiBowater, Inc. 10.25% 10/15/18	7,504,000	8,423,240
Glatfelter 7.125% 5/1/16	2,691,000	2,751,548
Mercer International, Inc. 9.5% 12/1/17	10,576,000	11,051,920
NewPage Corp. 11.375% 12/31/14 (c)	73,414,000	49,554,450
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	4,955,000	4,533,825
Xerium Technologies, Inc. 8.875% 6/15/18	29,805,000	24,142,050
		100,457,033
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)	1,590,000	1,657,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
Cenveo Corp. 7.875% 12/1/13	$ 5,776,000	$ 5,747,120
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	2,179,000	1,511,572
		8,916,267
Railroad - 0.0%
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16	1,763,000	1,987,783
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	18,221,000	20,043,100
Landry's Acquisition Co. 9.375% 5/1/20 (e)	6,290,000	6,541,600
Roadhouse Financing, Inc. 10.75% 10/15/17	10,271,000	9,860,160
Wok Acquisition Corp. 10.25% 6/30/20 (e)	5,100,000	5,342,250
		41,787,110
Services - 0.7%
Air Lease Corp. 5.625% 4/1/17 (e)	12,295,000	12,248,279
ARAMARK Corp. 3.9659% 2/1/15 (h)	17,211,000	17,146,459
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9668% 5/15/14 (h)	5,941,000	5,866,738
7.75% 5/15/16	4,435,000	4,556,963
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	17,444,000	17,967,320
The Geo Group, Inc.:
6.625% 2/15/21	1,697,000	1,764,880
7.75% 10/15/17	2,306,000	2,455,890
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	5,895,000	6,130,800
		68,137,329
Shipping - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	40,122,000	37,313,460
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	29,411,000	25,440,515
8.875% 11/1/17	16,237,000	16,399,370
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.875% 11/1/17 (e)	5,690,000	5,718,450
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	2,930,000	2,666,300
Ship Finance International Ltd. 8.5% 12/15/13	16,348,000	16,266,260
Teekay Corp. 8.5% 1/15/20	7,565,000	7,754,125
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,576,000	5,326,560
		116,885,040
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	$ 13,310,000	$ 12,910,700
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	25,537,000	25,600,843
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	7,855,080
		46,366,623
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,607,000	17,146,728
8.375% 11/15/20	2,572,000	2,803,480
Claire's Stores, Inc.:
8.875% 3/15/19	2,305,000	1,941,963
9% 3/15/19 (e)	50,655,000	52,301,288
J. Crew Group, Inc. 8.125% 3/1/19	20,747,000	21,343,476
Limited Brands, Inc.:
6.625% 4/1/21	21,985,000	24,513,275
7% 5/1/20	3,907,000	4,346,538
Office Depot, Inc. 9.75% 3/15/19 (e)	8,545,000	8,075,025
Sally Holdings LLC 6.875% 11/15/19	6,960,000	7,725,600
Sonic Automotive, Inc. 9% 3/15/18	2,436,000	2,643,060
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (e)	16,260,000	13,008,000
		155,848,433
Technology - 4.8%
Avaya, Inc.:
7% 4/1/19 (e)	94,250,000	84,942,813
9.75% 11/1/15	53,126,000	41,571,095
10.125% 11/1/15 pay-in-kind (h)	99,918,800	77,686,867
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (d)	8,181,000	8,917,290
8.5% 4/1/19	25,775,000	27,321,500
Ceridian Corp.:
8.875% 7/15/19 (e)	8,195,000	8,625,238
11.25% 11/15/15	3,386,000	3,318,280
CommScope, Inc. 8.25% 1/15/19 (e)	8,973,000	9,399,218
Fidelity National Information Services, Inc. 7.875% 7/15/20	3,590,000	4,047,725
First Data Corp.:
7.375% 6/15/19 (e)	15,590,000	16,272,063
8.25% 1/15/21 (e)	5,418,000	5,404,455
8.75% 1/15/22 pay-in-kind (e)(h)	8,666,000	8,698,498
10.55% 9/24/15 pay-in-kind (h)	3,203,613	3,283,703
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
12.625% 1/15/21	$ 13,233,000	$ 13,365,330
Freescale Semiconductor, Inc.:
8.05% 2/1/20	4,470,000	4,335,900
9.25% 4/15/18 (e)	14,917,000	15,961,190
10.125% 3/15/18 (e)	15,085,000	16,442,650
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	5,034,350
Lawson Software, Inc. 9.375% 4/1/19 (e)	5,320,000	5,705,700
Lucent Technologies, Inc. 6.45% 3/15/29	7,437,000	4,239,090
Sanmina-SCI Corp. 7% 5/15/19 (e)	20,065,000	19,964,675
Serena Software, Inc. 10.375% 3/15/16	1,862,000	1,908,550
Spansion LLC 7.875% 11/15/17	9,667,000	9,376,990
Unisys Corp. 12.75% 10/15/14 (e)	447,000	482,760
Viasystems, Inc. 7.875% 5/1/19 (e)	11,460,000	11,288,100
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	24,495,000	25,168,613
13.375% 10/15/19 (e)	5,665,000	5,580,025
		438,342,668
Telecommunications - 5.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	16,002,000	10,401,300
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	9,719,000	9,184,455
Clearwire Escrow Corp. 12% 12/1/15 (e)	12,665,000	11,905,100
Cricket Communications, Inc. 7.75% 10/15/20	39,130,000	37,369,150
Digicel Group Ltd.:
8.25% 9/1/17 (e)	2,177,000	2,280,408
9.125% 1/15/15 pay-in-kind (e)(h)	4,685,000	4,755,275
10.5% 4/15/18 (e)	5,028,000	5,367,390
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	4,083,563
Frontier Communications Corp.:
8.25% 4/15/17	12,284,000	13,465,721
8.5% 4/15/20	24,715,000	26,815,775
Intelsat Jackson Holdings SA:
7.25% 4/1/19	22,535,000	24,112,450
7.5% 4/1/21	25,120,000	27,004,000
8.5% 11/1/19	4,411,000	4,885,183
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	20,172,755
11.5% 2/4/17 pay-in-kind (h)	52,175,000	54,262,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Communications, Inc. 8.875% 6/1/19 (e)(g)	$ 6,100,000	$ 6,237,250
MetroPCS Wireless, Inc. 6.625% 11/15/20	14,495,000	14,693,582
Nextel Communications, Inc. 7.375% 8/1/15	53,218,000	53,617,135
NII Capital Corp. 7.625% 4/1/21	6,665,000	5,098,725
Sprint Capital Corp.:
6.875% 11/15/28	5,954,000	5,358,600
6.9% 5/1/19	61,148,000	62,676,700
8.75% 3/15/32	3,616,000	3,597,920
Sprint Nextel Corp.:
6% 12/1/16	18,743,000	18,977,288
8.375% 8/15/17	6,756,000	7,380,930
9% 11/15/18 (e)	6,060,000	7,090,200
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	15,605,000	16,151,175
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,609,000	6,772,010
11.75% 7/15/17 (e)	28,078,000	23,304,740
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	32,869,117	20,528,590
Windstream Corp. 7% 3/15/19	2,729,000	2,776,758
		510,326,128
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	42,707,000	45,803,258
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,174,000	4,654,010
		50,457,268
TOTAL NONCONVERTIBLE BONDS		7,013,949,484
TOTAL CORPORATE BONDS (Cost $6,955,853,281)		7,055,735,255
Common Stocks - 0.9%
	Shares
Automotive - 0.3%
Delphi Automotive PLC	847,362	24,056,607
General Motors Co.:
warrants 7/10/16 (a)	177,998	1,965,098
Common Stocks - continued
	Shares	Value
Automotive - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	177,998	$ 1,199,707
Motors Liquidation Co. GUC Trust (a)	49,155	695,052
		27,916,464
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	153,000	5,587,560
Building Materials - 0.3%
Nortek, Inc. (a)	471,372	24,049,399
Nortek, Inc. warrants 12/7/14 (a)	10,000	50,000
		24,099,399
Capital Goods - 0.0%
Remy International, Inc.	93,400	1,611,150
Chemicals - 0.1%
LyondellBasell Industries NV Class A	308,300	13,728,599
Energy - 0.0%
Chesapeake Energy Corp.	98,900	1,861,298
Metals/Mining - 0.0%
Aleris International, Inc. (a)(i)	46,900	2,198,438
Shipping - 0.1%
DeepOcean Group Holding A/S (a)(e)	419,352	6,021,895
Navios Maritime Holdings, Inc.	771,100	2,706,561
		8,728,456
TOTAL COMMON STOCKS (Cost $85,682,224)		85,731,364
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	25,200	25,628,400
Huntington Bancshares, Inc. 8.50%	18,781	22,522,551
Wells Fargo & Co. 7.50%	19,099	22,097,543
		70,248,494
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	27,100	2,326,264
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	19,300	19,058,750
Electric Utilities - 0.0%
PPL Corp. 8.75%	88,900	4,826,381
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	16,800	$ 14,742,000
TOTAL CONVERTIBLE PREFERRED STOCKS		111,201,889
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	40,000	35,600,000
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	190,900	5,228,751
GMAC Capital Trust I Series 2, 8.125%	1,634,300	39,844,234
		45,072,985
TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,672,985
TOTAL PREFERRED STOCKS (Cost $192,710,157)		191,874,874
Floating Rate Loans - 13.2%
	Principal Amount
Aerospace - 0.2%
Sequa Corp. term loan 3.72% 12/3/14 (h)	$ 16,504,000	16,338,960
Air Transportation - 0.8%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (h)	10,721,873	10,534,240
US Airways Group, Inc. term loan 2.7462% 3/23/14 (h)	68,891,313	66,135,660
		76,669,900
Automotive - 0.6%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (h)	20,237,789	20,541,356
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	2,611,926	2,611,926
Federal-Mogul Corp.:
Tranche B, term loan 2.1792% 12/27/14 (h)	19,801,323	18,811,257
Tranche C, term loan 2.1864% 12/27/15 (h)	10,102,897	9,597,752
		51,562,291
Floating Rate Loans - continued
	Principal Amount	Value
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.4957% 3/31/17 (h)	$ 58,446,350	$ 55,962,380
VNU, Inc. Tranche C, term loan 3.4958% 5/1/16 (h)	3,058,191	3,027,609
		58,989,989
Cable TV - 0.8%
CCO Holdings, LLC Tranche 3LN, term loan 2.7457% 9/6/14 (h)	7,656,000	7,617,720
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	41,725,425	41,360,328
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	25,605,000	25,329,746
		74,307,794
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	3,210,000	3,226,050
Tranche B 1LN, term loan 4.7759% 6/7/18 (h)	9,120,220	9,074,619
		12,300,669
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	8,208,864	8,239,647
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	12,294,188	12,171,246
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (h)	9,181,988	8,986,870
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	1,805,475	1,823,530
		31,221,293
Consumer Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (h)	4,789,394	4,831,301
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2457% 4/3/15 (h)	6,919,457	6,751,660
Electric Utilities - 0.8%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7106% 12/15/14 (h)	18,930,070	18,456,818
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (h)	80,501,470	51,219,060
		69,675,878
Energy - 0.4%
CCS, Inc. Tranche B, term loan 3.2457% 11/14/14 (h)	22,507,070	21,888,126
Floating Rate Loans - continued
	Principal Amount	Value
Energy - continued
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	$ 9,650,000	$ 9,589,688
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (h)	5,240,000	5,305,500
		36,783,314
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (h)	5,544,196	5,433,312
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	9,029,815	9,052,389
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (h)	1,441,818	1,456,236
		10,508,625
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 3.9667% 1/25/17 (h)	2,869,649	2,850,078
Tranche B, term loan 2.5774% 7/25/14 (h)	16,255,879	16,203,047
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	11,530,933	11,502,105
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (h)	8,383,885	8,373,405
HCA, Inc.:
Tranche B2, term loan 3.7106% 3/31/17 (h)	6,386,000	6,290,210
Tranche B3, term loan 3.4957% 5/1/18 (h)	8,514,000	8,376,073
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	19,865,293	19,841,455
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	8,313,225	8,405,003
VWR Funding, Inc. term loan 2.7457% 6/29/14 (h)	6,961,408	6,953,054
		88,794,430
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (h)	540,147	505,037
Credit-Linked Deposit 4.4958% 10/10/16 (h)	2,425,893	2,292,469
term loan 4.4988% 10/10/16 (h)	33,565,222	31,719,135
		34,516,641
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (h)	9,500,000	9,357,500
Publishing/Printing - 0.3%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (h)	28,166,114	25,701,579
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - 0.5%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	$ 12,294,188	$ 12,324,923
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4988% 6/14/13 (h)	2,962,000	2,924,975
term loan 2.5625% 6/14/14 (h)	29,701,875	29,330,602
		44,580,500
Services - 0.1%
ServiceMaster Co.:
term loan 2.7981% 7/24/14 (h)	12,287,589	12,210,791
Tranche DD, term loan 2.75% 7/24/14 (h)	1,245,184	1,237,401
		13,448,192
Shipping - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (h)	657,890	655,423
Tranche D, term loan 5/13/14 (j)	1,158,324	1,153,980
		1,809,403
Super Retail - 0.7%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (h)	6,060,000	5,992,128
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	57,440,319	56,955,523
		62,947,651
Technology - 3.6%
Avaya, Inc.:
term loan 3.2169% 10/27/14 (h)	35,760,461	32,989,025
Tranche B 3LN, term loan 4.9669% 10/26/17 (h)	50,055,480	43,798,545
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	38,554,748	37,783,653
First Data Corp. term loan 4.2468% 3/24/18 (h)	132,840,336	123,541,475
Freescale Semiconductor, Inc. term loan 4.4952% 12/1/16 (h)	52,606,207	49,581,350
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (h)	20,099,625	20,226,253
NXP BV:
term loan 4.5% 3/4/17 (h)	2,957,263	2,920,298
Tranche A6, term loan 5.25% 3/19/19 (h)	12,543,563	12,480,845
SunGard Data Systems, Inc. Tranche C, term loan 3.9958% 2/28/17 (h)	4,378,571	4,378,571
		327,700,015
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 1.5%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	$ 10,124,125	$ 10,111,976
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	80,522,578	72,269,014
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	3,162,075	3,189,743
Intelsat Jackson Holdings SA:
term loan 3.2488% 2/1/14 (h)	32,164,000	31,649,376
Tranche B, term loan 5.25% 4/2/18 (h)	24,213,979	24,213,979
		141,434,088
TOTAL FLOATING RATE LOANS (Cost $1,234,397,207)		1,205,664,985
Preferred Securities - 0.3%

Banks & Thrifts - 0.3%
Bank of America Corp.:
8% (f)(h)	12,499,000	13,379,364
8.125% (f)(h)	14,762,000	16,123,373
TOTAL PREFERRED SECURITIES (Cost $27,053,031)		29,502,737
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $471,872,196)	471,872,196	471,872,196
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) # (Cost $6,028,000)	$ 6,028,028	6,028,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $8,973,596,096)		9,046,409,411
NET OTHER ASSETS (LIABILITIES) - 1.0%		94,973,514
NET ASSETS - 100%		$ 9,141,382,925
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,292,736,149 or 25.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,198,438 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $926,659 and $923,184, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,028,000 due 8/01/12 at 0.17%
Barclays Capital, Inc.	$ 1,687,931
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,166,759
UBS Securities LLC	3,173,310
$ 6,028,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 202,337
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,586,364	$ 29,527,614	$ 19,058,750	$ -
Energy	16,603,298	1,861,298	14,742,000	-
Financials	158,835,303	123,235,303	35,600,000	-
Industrials	32,827,855	26,755,960	-	6,071,895
Materials	15,927,037	13,728,599	2,198,438	-
Utilities	4,826,381	-	4,826,381	-
Corporate Bonds	7,055,735,255	-	7,055,735,249	6
Floating Rate Loans	1,205,664,985	-	1,205,664,985	-
Preferred Securities	29,502,737	-	29,502,737	-
Money Market Funds	471,872,196	471,872,196	-	-
Cash Equivalents	6,028,000	-	6,028,000	-
Total Investments in Securities:	$ 9,046,409,411	$ 666,980,970	$ 8,373,356,540	$ 6,071,901
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $8,957,604,386. Net unrealized appreciation aggregated $88,805,025, of which $334,124,533 related to appreciated investment securities and $245,319,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012